N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002077345
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-289446
Investment Company Act File Number	811-24113
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	5
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	ULTRA AI OPPORTUNITIES INC.
Entity Address, Address Line One	600 California Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(415)
Local Phone Number	349-3488
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses:
Sales load (as a percentage of offering price)	[●]	%
Offering expenses (as a percentage of offering price)	[●]	%
Dividend reinvestment plan expenses	[●]	%
Total shareholder transaction expenses (as a percentage of offering price)	[●]	%

Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]
Annual expenses :	Percentage of net assets attributable to common stock
Management Fee payable under the Investment Advisory Agreement	2.00	%(1)
Interest payments on borrowed funds	0.00	%(2)
Acquired Fund Fees and Expenses	0.15	%(3)
Other expenses	0.95	%(4)
Total annual expenses	3.10%
(1)

Under the Investment Advisory Agreement, we will pay the Adviser a Management Fee, payable quarterly, in an amount equal to an annualized rate of 2.00% of our average gross assets (including assets purchased with borrowed funds, if any), measured as of the end of the two most recently completed calendar quarters. See “MANAGEMENT — Investment Advisory Agreement.” The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).

(2)	The Company does not intend to borrow for investment purposes during the first 12 months following the effectiveness of this registration statement.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
(4)	Other Expenses includes accounting, legal and auditing fees of the Company, organizational and offering costs, expenses related to the Company’s dividend reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the independent directors. We based these expenses on estimated amounts for the Company’s initial fiscal year.

Management Fees [Percent]	2.00%	[1]
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Dividend Expenses on Preferred Shares [Percent]
Acquired Fund Fees and Expenses [Percent]	0.15%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.95%	[4]
Total Annual Expenses [Percent]	3.10%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$31	$96	$163	$341

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, if our Board authorizes and we declare a cash dividend, participants in our dividend reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “DIVIDEND REINVESTMENT PLAN” for additional information regarding our dividend reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	163
Expense Example, Years 1 to 10	$ 341
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.

Basis of Transaction Fees, Note [Text Block]	Percentage of net assets attributable to common stock
Other Expenses, Note [Text Block]	Other Expenses includes accounting, legal and auditing fees of the Company, organizational and offering costs, expenses related to the Company’s dividend reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the independent directors. We based these expenses on estimated amounts for the Company’s initial fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

Under normal circumstances, we intend to invest 80% of our net assets (plus borrowings for investment purposes) in companies whose primary business is in the design, development, production, manufacture, implementation, and/or commercialization of AI and/or AI infrastructure. “Primary business” means that the majority of the company’s revenue is derived from the design, development, production, manufacture, implementation, and/or commercialization of AI and/or AI infrastructure based on the Adviser’s reasonable determination that a sufficient nexus exists between the portfolio company and the AI industry. “AI infrastructure” companies build and supply the tools, platforms, and hardware that enable AI development, training, and deployment. “Artificial intelligence” companies use artificial intelligence as a core technology to deliver products or services directly to end users or enterprises. We will invest primarily in the equity and equity-related securities of private late-stage AI Companies, located in the United States and, to a lesser extent, in non-U.S. companies. We may also invest on an opportunistic basis in select U.S. publicly traded equity securities that otherwise meet our investment criteria. Our investment objective is to maximize our portfolio’s total return, principally by seeking capital gains on our equity and equity-related investments. The term “equity” includes common shares, preferred shares, convertible securities, securities carrying a warrant or right to subscribe for or purchase common shares or preferred shares, or warrants or rights. The term “equity-related securities” includes securities, the returns on which are linked to the performance of an equity security, such as prepaid forward contracts for future delivery of stock, swaps or other synthetic equity agreements, and units or other ownership of limited liability companies, limited partnerships, or other special purpose vehicles that serve to provide us with financial exposure to the equity of a single issuer or portfolio company, or other collective investment vehicles, including Private Funds. Investments in forward contracts and other synthetic equity agreements will not represent direct holdings in AI Companies, and it is uncertain that the investments will provide such exposure. Investments in forward contracts and other synthetic equity agreements are not included within the 80% test described above.

There can be no assurance that our investment objective will be achieved or that our investment program will be successful. Our investment objective may be changed by our Board without prior shareholder approval.

Investment Strategy

To gain economic exposure to AI Companies, we will invest in a combination of equity and equity-related securities, which include non-controlling equity and equity-related investments, such as common stock, warrants, preferred stock and similar forms of senior equity (i.e. participating, preferred, hybrid securities, convertible notes and other custom forms of equity), which may or may not be convertible into a portfolio company’s common equity, and convertible debt securities with a significant equity component. The precise allocation of our investment among these security types will be determined based upon market conditions and the availability of investment opportunities at the time of deployment. To maximize our portfolio’s total return, we will take a structure-agnostic approach to investing and may also deploy capital into equity-related investments, such as prepaid forward contracts for future delivery of stock, swaps or other synthetic equity agreements, and units or other ownership of limited liability companies, limited partnerships, or other special purpose vehicles that serve to provide us with financial exposure to the equity of a single issuer or portfolio company, or other collective investment vehicles, including Private Funds. “Other synthetic equity agreements” may include total return swaps, contracts for difference, options, equity-linked notes, or other over-the-counter derivatives that provide economic exposure to the equity of private companies without the Company taking direct ownership of the underlying shares of such companies. These instruments are typically structured to replicate the returns of the referenced equity, but may be subject to additional risks, including counterparty risk, liquidity risk, and the risk that the economic exposure does not perfectly track the performance of the underlying company. “Other ownership of limited liability companies” includes situations where the Company may hold membership interests or units in LLCs, including interests structured as equity in investment vehicles that hold private company securities.

We may, from time to time, gain exposure to certain investments through one or more wholly owned or controlled Subsidiaries, including entities that engage in investment activities in securities or other assets and that are primarily controlled by us. We will control any such Subsidiary within the meaning of the 1940 Act, and our control of any such Subsidiary will be greater than that of any other person. We will comply with the provisions of the 1940 Act, including those governing investment policies, capital structure and leverage, and affiliated transactions and custody, with respect to our investment in any such Subsidiary on an aggregated basis and will treat any Subsidiary’s indebtedness as our own for purposes of such requirements.

We intend to achieve our investment objective through the following investment processes:

●	Identify industry leaders. We will draw on our industry expertise in venture capital and our networks in order to identify the standout companies in the industry. Our investment targets will primarily include companies that have demonstrated meaningful value creation at scale and are recognized as being among the leading companies in the industry.
●	Acquire positions in targeted investments. We will seek to selectively add to our portfolio by sourcing investments by utilizing multiple methods to acquire equity stakes in private companies, including utilizing both proprietary and more widely available channels.
●	Monitor and reassess investment thesis. Post-acquisition, each holding will be actively monitored based on publicly and privately available information. We will conduct ongoing reviews to validate or adjust our original investment rationale.
●	Manage portfolio allocation. We will regularly evaluate the portfolio’s composition to maintain target exposures. Allocation decisions will be guided by risk-reward assessment and relative valuation. Rebalancing may occur tactically to capitalize on market dislocations or rotate capital into higher-potential areas.

We will publicly disclose information regarding our exposure to underlying portfolio company holdings and will make such information available on a publicly available forum on at least a monthly basis, on up to a 60-day lag.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. Before you invest in our common stock, you should be aware of various risks associated with the investment, including those described below. You should carefully consider these risk factors, together with all of the other information included in this prospectus, before you decide whether to make an investment in our common stock. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

General Risks

No operating history as a closed-end investment company

We are a non-diversified, closed-end management investment company with no operating history. As a result, we are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless.

Risk of operating as a non-diversified, management investment company

We are classified as a non-diversified, management investment company within the meaning of Section 5(b)(2) of the 1940 Act. As such, we do not have the benefits the 1940 Act provides for a management company that is diversified in the manner provided in Section 5(b)(1) of this Act. Section 5(b)(1) requires at least 75% of the value of total assets of a diversified company to consist of cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities. In addition, Section 5(b)(1) provides that in calculating the 75% amount, the management investment company may not invest more than 5% of the value of its total assets in any one issuer, and may not acquire more than 10% of the outstanding voting securities of this issuer. As a non-diversified management investment company, therefore, we are exposed to the risks that arise from investing in issuers beyond the limits set forth in Section 5(b)(1).

No assurance of investment return

The types of investments that we make involve a high degree of risk. In general, financial and operating risks confronting our portfolio companies can be significant. We cannot provide assurance that we will be able to choose, make or realize investments in any particular company or portfolio of companies. Moreover, while the type of investments that we make offers the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.

In addition, there can be no assurance that we will be able to generate returns for our investors or that the returns will be commensurate with the risks of investing in the type of companies and transactions described in this prospectus. The performance and appreciation of the investments that comprise our portfolio will depend on the successful operation of the companies in which we invest, prevailing interest rates, and other market conditions over which we and the Adviser will have no control. Returns generated from our investments may not adequately compensate investors for the business and financial risks assumed, and an investor may lose all or a part of its investment in our shares.

Reliance on the Adviser

The Adviser has no prior experience managing a registered closed-end investment company. The Adviser provides us with management and advisory services and makes investment decisions on our behalf. Investors will have no role in making decisions with respect to the management, disposition or other realization of any investment, or decisions regarding our business and affairs. Consequently, our success will depend, in large part, upon the skill and expertise of the Adviser and its investment professionals. Furthermore, the investment professionals will not focus exclusively on our operations and may have responsibility for other managed investment funds.

The Adviser’s team of investment professionals will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of this prospectus. The Adviser’s team of investment professionals is currently composed of Edward Leathers, our President and Chief Executive Officer, who is currently the sole member of the Investment Committee. There can be no assurance that the investment and other professionals upon which the Adviser relies will continue to be associated with the Adviser while the Adviser serves as our investment adviser. Our future success will depend to a significant extent on the continued service and coordination of the Adviser’s team of investment professionals. If the Adviser’s team of investment professionals does not maintain their existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities available to us, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser’s team of investment professionals has relationships are not obligated to provide us with investment opportunities. Therefore, the Adviser can offer no assurance that such relationships will generate investment opportunities for us. Furthermore, the Adviser cannot assure investors that the Adviser will remain our investment adviser or that we will continue to have access to its investment professionals or its information and deal flow.

Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities

When conducting due diligence and investment research, we may be required to evaluate important and complex business, financial, tax, accounting, environmental, social, governance and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.

The Company operates in a highly competitive market for direct equity investment opportunities. If the Company is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Company to make the types of direct equity investments that the Company targets as part of its business strategy. The Company competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Company’s competitors are substantially larger than the Company and have considerably greater financial, technical, and marketing resources than the Company does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Company. In addition, some of the Company’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Company faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Company may not be able to take advantage of attractive investment opportunities from time to time, and the Company can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Company’s investment objective. To the extent the Company is unable to make investments in portfolio companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Company, as investments in cash and cash equivalents may not earn significant returns.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value our investments quarterly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

The Adviser estimates the fair value of the Company’s Private Fund investments based on valuations provided by the managers of the underlying Private Funds, which valuations may also be based on fair valuation procedures. These valuations are inherently subjective, may involve significant estimates and assumptions, and may not reflect the price that would be received if the Company were to sell such investments. These valuations may also be adjusted or revised over time as additional information becomes available or as market and company-specific conditions change. As a result, the Company’s reported NAV may differ materially from the value ultimately realized upon the disposition of such investments.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.

As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser as the valuation designee pursuant to policies and procedures approved by our Board. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations. This could result in realized losses in the future.

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.

We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We are required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business.

Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, are designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.

A cyber-attack could have a material adverse effect on the Company.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Company and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Company or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Company. For instance, cyber-attacks may interfere with the processing of stockholder transactions, impact the Company ability to calculate its NAV, cause the release of private stockholder information or confidential (including proprietary) company information, impede trading, subject the Company to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Company may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Company invests, which could result in material adverse consequences for such issuers and may cause the Company’s investment in its portfolio companies to lose value. There is also a risk that cybersecurity breaches may not be detected.

Risks Associated with Our Investment Strategy

Investment methodology

We may employ certain strategies that depend upon the reliability and accuracy of the Adviser’s analytical investment processes. To the extent such investment processes (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in substantial losses.

Identification of appropriate investments

Our success depends on the identification and availability of suitable investment opportunities and terms. The availability and terms of investment opportunities will be subject to market conditions, prevailing regulatory conditions in regions where we may invest, and other factors outside our control. In addition, we may find ourselves in competition with other funds that have entered or may enter its markets or with private equity funds and financial institutions that may be willing to extend financing on terms that are more favorable to the portfolio company than the Adviser believes are appropriate in light of the risk of the investment. Therefore, there can be no assurance that appropriate investments will be available to, or identified or selected by, us.

Concentration of investments

Many of our investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Except as otherwise described herein, investors generally have no assurance as to the degree of diversification of our investments, either by geographic region, asset type or sector. Accordingly, a significant portion of our investments may be made in relatively few geographic regions, asset types, security types or industry sectors. Any such concentration of risk may increase losses suffered by us, which could have a material adverse effect on our overall financial condition. Risks associated with different assets may be correlated in unexpected ways, with the result that we face concentrated exposure to certain risks.

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. As a result, a downturn in any particular industry in which a significant number of our portfolio companies operate could materially adversely affect us.

Inability to make follow-on investments

Following our initial investment in portfolio companies or assets, we may be called upon to provide additional investments in that portfolio company as follow-on investments, in order to: (1) increase or maintain in whole or in part our equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of our investment.

We may elect not to make follow-on investments, or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. We have the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if we have sufficient capital to make a desired follow-on investment, we may elect not to make a follow-on investment because we may not want to increase our concentration of risk, we prefer other opportunities, or we lack access to the desired follow-on investment opportunity.

In addition, we may be unable to complete follow-on investments in our portfolio companies that have conducted an initial public offering (“IPO”) as a result of regulatory or financial restrictions.

Litigation and regulatory investigations

The Adviser anticipates that, from time to time, the Adviser and its affiliates may be named as defendants in civil proceedings. Litigation or threats of litigation consume time and resources and jeopardize the successful closing of transactions. Moreover, the outcome of such proceedings may materially adversely affect the value of portfolio positions, may be impossible to predict, and may continue unresolved for long periods of time. The expense of prosecuting claims, for which there is no guarantee of success, and/or the expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by us and would reduce net assets.

As an investment adviser, the Adviser expects to have interactions with and inquiries from regulators from time to time, including but not limited to matters related to us, the Adviser and its affiliates.

Risks Associated with Our Investments

The Company’s investments in private late-stage companies may be extremely risky, and the Company could lose all or part of its investments

Investments in the late-stage private companies that we target involves a number of significant risks, including the following:

●

these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings (possibly at discounted valuations where we could be substantially diluted if we do not or cannot participate), bankruptcy, or liquidation and the reduction or loss of our equity investment;

●

these companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

●

these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

●	these companies are privately owned, and thus there is generally little publicly available information about their businesses, and although we will perform due diligence investigations on these portfolio companies, their operations, and their prospects, we may not learn all of the material information we need to know regarding these businesses and, in the case of investments we acquire on private secondary transactions, we may be unable to obtain financial or other information regarding the companies with respect to which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable;
●	these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; and
●	these companies frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior or pari passu preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our investment professionals have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

A portfolio company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize our equity investment in such portfolio company. We may incur expenses to the extent necessary to seek recovery of our equity investment or to negotiate new terms with a financially distressed portfolio company.

The securities of our portfolio companies are illiquid

The securities of our portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO or consummate another liquidity event within our targeted time frame for that investment will extend the holding period of our investments, may adversely affect the value of these investments, and will delay the distribution of gains, if any. The IPO market is, by its very nature, unpredictable. A lack of IPO opportunities for venture capital-backed companies could lead to companies staying longer in our portfolio as private entities still requiring funding. This situation may adversely affect the amount of available venture capital funding to late-stage companies that cannot complete an IPO. Such stagnation could dampen returns or could lead to unrealized depreciation and realized losses as some companies run short of cash and have to accept lower valuations in private fundings or are not able to access additional capital at all. A lack of IPO opportunities for venture capital-backed companies may also cause some venture capital firms to change their strategies, leading some of them to reduce funding of their portfolio companies and making it more difficult for such companies to access capital. This might result in unrealized depreciation and realized losses in such companies by other investment funds, like us, who are co-investors in such companies. There can be no assurance that we will be able to achieve our targeted return on our portfolio company investments if, as and when they go public.

The equity securities we acquire in portfolio companies are generally subject to contractual transfer limitations imposed on their stockholders as well as other contractual obligations, such as rights of first refusal and co-sale rights. These obligations generally expire only upon an IPO by the portfolio company or the occurrence of another liquidity/exit event. As a result, prior to an IPO or other liquidity/exit event, our ability to liquidate our private portfolio company positions may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities if we are unable to find buyers acceptable to our portfolio companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their co-sale rights to participate in the sale, thereby reducing the number of shares available to sell by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.

If the portfolio companies in which we invest do not perform as planned, they may be unable to successfully complete an IPO or consummate another liquidity event within our targeted time frame, or they may decide to abandon their plans for an IPO. In such cases, we will likely exceed our targeted holding period and the value of these investments may decline substantially if an IPO or other exit is no longer viable. We may also be forced to take other steps to exit these investments.

The illiquidity of our portfolio company investments, including those that are traded on the trading platforms of private secondary marketplaces, may make it difficult for us to sell such investments should the need arise. Also, if we were required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and we anticipate that all or a substantial portion of our portfolio may be invested in such illiquid securities at all times.

In addition, even if a portfolio company completes an IPO, we will typically not be able to sell our position until any applicable post-IPO lockup restriction expires. As a result of lockup restrictions, the market price of securities that we hold may decline substantially before we are able to sell them following an IPO. There is also no assurance that a meaningful trading market will develop for our publicly traded portfolio companies following an IPO to allow us to liquidate our position when we desire.

The securities of our portfolio companies may be subject to transfer restrictions following an IPO.

Following an IPO, the underlying securities of our portfolio companies may be subject to a contractual, regulatory or other post-IPO lockup period during which the securities may not be transferred. Although the Company expects that the underlying securities will not be subject to transfer restrictions at the time they are delivered to the Company, a post-IPO lockup period may delay delivery of the securities. The market price of the securities may decline, potentially significantly, during the lockup period. Accordingly, the value of the securities when they become transferable and are delivered to the Company may be materially lower than their value at the time of the IPO or at an earlier point during the lockup period. The Company generally will not be able to sell or otherwise dispose of the underlying securities during the period before they are delivered to the Company and may be unable to avoid losses resulting from declines in their value during that period.

Non-U.S. Investments Risk.

Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; (vi) difficulties in enforcing legal judgements in foreign courts; (vii) reduced levels of publicly available information concerning issuers; and (viii) difficulties in transaction settlement and the effect of this delay on shareholder equity. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by us.

Risks related to investing in securities traded on private secondary marketplaces.

We may utilize private secondary marketplaces to acquire investments for our portfolio. Investments in equity securities acquired through private secondary marketplaces typically involve purchasing shares from existing shareholders of private companies rather than directly from the private company itself. These transactions often require the consent of the issuer or its board of directors, and may be subject to rights of first refusal, transfer restrictions, or other limitations set forth in the issuer’s governing documents. As a result, our ability to acquire or dispose of such investments may be delayed or restricted, and there can be no assurance that proposed transactions will be completed on the terms originally negotiated or at all. In addition, settlement of such transactions may be prolonged, which could expose us to counterparty risk and market fluctuations during the interim period.

In secondary market transactions involving equity-related securities such as forwards, swaps, and other synthetic equity agreements, we typically seek exposure to private company stock through contractual arrangements with existing shareholders or counterparties rather than direct purchases from the issuer. These transactions may be subject to certain restrictions and limitations in the issuer’s governing documents. Settlement can involve administrative delays in updating shareholder records or, in the case of cash-settled instruments, reliance on counterparty performance. As a result, our ability to acquire or dispose of such investments may be delayed, uncertain, or dependent on third-party approvals.

When we purchase secondary shares, we may have little or no direct access to financial or other information from these portfolio companies. As a result, we will be dependent upon the relationships of our investment professionals to obtain the information necessary to perform research and due diligence, and to monitor our investments after they are made. There can be no assurance that our management team and investment professionals will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the portfolio companies with respect to which we invest through private secondary marketplaces could cause us to lose part or all of our investment in such companies, which would have a material and adverse effect on our NAV and results of operations.

In addition, while we believe the ability to trade on private secondary marketplaces provides valuable opportunities for liquidity, there can be no assurance that the portfolio companies with respect to which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for us to realize full value on our investment. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of a portfolio company, and may overstate its actual value, which may cause us to realize future capital losses on our investment in that portfolio company. If any of the foregoing were to occur, it would likely have a material and adverse effect on our NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks, which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Company as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Due to transfer restrictions and the illiquid nature of the Company’s investments, the Company may not be able to purchase or sell its investments when it determines to do so.

The Company’s investments are expected to be, (i) in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies and (ii) in SPVs, which invest in the equity securities of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of such securities, the Company may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Company may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Company completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority stockholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular portfolio company, the Company’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Company’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its portfolio companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Company’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Company. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Company due to the delay and uncertainty that these transfer and other limitations create.

Due to the illiquid nature of most of the Company’s investments, the Company may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Company’s NAV, the NAV for the Company’s shares may not fully reflect the illiquidity of its portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Company’s portfolio securities may trade and the Company’s particular portfolio at any given time.

We may not realize gains from our equity investments

We invest principally in the equity and equity-related securities of private late-stage AI Companies. However, the equity interests we acquire may not appreciate in value and, in fact, may decline in value.

In addition, the private company securities we acquire may be subject to drag-along rights, which could permit other stockholders, under certain circumstances, to force us to liquidate our position in a subject company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our portfolio companies from realizing liquidity events and impede our exit from these investments. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our equity investments unless and until the portfolio companies in which we invest become publicly traded. In addition, the portfolio companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on our investment.

The Company may enter into SAFEs with portfolio companies, which give the Company certain rights for future equity in such portfolio companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Company’s ability to receive portfolio company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE agreements, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement and may provide a right to the portfolio company to repurchase the Company’s future right to equity before a triggering event occurs. There is no guarantee that the Company will receive favorable terms when entering into a SAFE or that the Company will recover its investment in a portfolio company made under such agreement.

General SPV and Subsidiary Risks

Our investments may be made through SPVs and, from time to time, through one or more wholly owned or controlled Subsidiaries, including entities that are not registered under the 1940 Act. Investments through these structures may involve additional risks and expenses.

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering-related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager.

Subsidiaries, to the extent utilized, may be subject to risks associated with their structure and operations, including the risks that such entities are not subject to all of the protections of the 1940 Act and may incur additional expenses. There can be no assurance that the use of such Subsidiaries will not adversely affect our performance.

SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. These characteristics present additional risks for stockholders.

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business and will delay any distributions of gains, if any.

Our investments will generally not be in publicly traded securities. Although we expect that some of our equity investments will trade on private secondary marketplaces, certain of the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, we can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any portfolio company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are traded on private secondary marketplaces, will make it difficult for us to sell such investments if the need arises. Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.

In addition, because we generally invest in equity and equity-related securities, with respect to the majority of our portfolio companies, we do not expect regular realization events, if any, to occur in the near term. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur.

Technology-related industries in which we invest are subject to risks

Technology-related industries in which we invest are subject to risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, periodic downturns, regulatory concerns and litigation risks. The revenue, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in technology-related sectors have historically decreased over their productive lives.

In addition, we expect our portfolio companies will face intense competition since their businesses are rapidly evolving, intensely competitive and subject to changing technology, shifting user needs and frequent introductions of new products and services. Potential competitors to our portfolio companies in the technology industry range from large and established companies to emerging start-ups. Further, such portfolio companies are, in many cases, subject to laws that were adopted prior to the advent of the Internet and related technologies and, as a result, may not contemplate or address the unique issues of the Internet and related technologies. The laws that do reference the Internet are being interpreted by the courts, but their applicability and scope remain uncertain. Claims have been threatened and filed under both U.S. and foreign laws for defamation, invasion of privacy and other tort claims, unlawful activity, copyright and trademark infringement, or other theories based on the nature and content of the materials searched and the ads posted by a company’s users, a company’s products and services, or content generated by a company’s users. Further, the growth of technology-related companies into a variety of new fields implicate a variety of new regulatory issues and may subject such companies to increased regulatory scrutiny, particularly in the United States and Europe. Any of these factors could materially and adversely affect the business and operations of a portfolio company in the technology industry and, in turn, adversely affect the value of these portfolio companies and the value of any securities that we may hold.

AI Companies in which we invest are subject to risks

AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Company may be adversely affected by negative developments impacting those companies, industries or sectors.

In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Companies engaged in artificial intelligence-related activities could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. AI Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

AI Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.

We will not hold controlling equity interests in our portfolio companies

We will not take controlling equity positions in our portfolio companies. As a result, we will be subject to the risk that a portfolio company may make business decisions with which we disagree, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to our interests. In addition, other stockholders, such as venture capital and private equity sponsors, that have substantial investments in our portfolio companies may have interests that differ from that of the portfolio company or its minority stockholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the portfolio company. Due to the lack of liquidity for the equity and equity-related investments that we will typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company or its substantial stockholders, and may therefore suffer a decrease in the value of our investments.

Reliance on portfolio company management

The day-to-day operations of the portfolio companies in which we will invest will be the responsibility of such portfolio company’s management team. We do not intend to seek representation on the board of directors of portfolio companies or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the companies in which we invest. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that the existing management team, or any successor, will be able to operate the company successfully, or in a way that is consistent with our investment objective. To the extent that the senior management of a portfolio company performs poorly, or if a key manager of a portfolio company terminates employment, our investment in such company could be adversely affected. There are many challenges faced by leaders of venture-funded private companies, including resignations or dismissals of senior executive officers and other top managers, disputes among investors and board members, regulatory hurdles, bad press, allegedly unethical or illegal business practices, competition from larger companies with better resources and experience, and management complicity in discrimination and hostile workplace environments on account of race or gender. Our returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals.

In addition, we will generally participate in the capital structure of the portfolio companies on the basis of financial projections for such portfolio companies. Projected operating results will normally be based in part on the judgment of the management of the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from corporate management, the Company may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.

Limited information

Only limited information may be made available to us regarding our investments in potential portfolio companies. There generally will be little or no publicly available information regarding the status and prospects of the portfolio company. Investment decisions may depend on the ability to obtain relevant information from non-public sources, and we may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify. There is a risk that: (i) there are facts or circumstances pertaining to a portfolio company that the public (including us) are not aware of; and (ii) publicly available information concerning the a portfolio company upon which we rely may prove to be inaccurate, and, as a result of (i) or (ii), the investor may suffer a partial or complete loss on its investment.

No guarantee of future access to information

Each portfolio company is under no obligation to furnish, or may generally resist providing, information to us with respect to its securities, and we may waive or have contractual limitations with respect to such securities. Exercise and use of any information rights with respect to the portfolio company will be at our sole discretion.

Contingent Liabilities

Our investments will be in private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of distributions previously made to us.

Risks Associated with the Transaction Structures in Which We Invest

We may use a variety of structures to gain exposure to the economic benefits of stock ownership in underlying portfolio companies. The following sets out some of the risk factors associated with the structures of our investments.

Risks associated with Forward Security Transactions

Forward shareholder performance

We may invest in contractual arrangements or prepaid “forward contracts” with respect to a potential portfolio company that involve institutional and individual shareholders (each, a “counterparty”), whereby such counterparties promise future delivery of such securities upon removal of transferability or other restrictions.

These may involve counterparty promises of future performances, including among other things, transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. We expect to enter into such arrangements only where the underlying securities will not be subject to transfer restrictions at the date of delivery. We anticipate that the forward contracts we enter into will be prepaid forwards, which entails an upfront payment of the purchase price by the purchasing party (in this case, us). Upon entering in such a transaction, we will make a single upfront payment representing the full purchase price of the applicable investment. We will not be required to make any additional payments, post margin, provide collateral or otherwise incur any future funding obligation in connection with the transaction.

Settlement of such prepaid forward contracts will occur only once the underlying securities become freely transferable or otherwise eligible for transfer following an IPO or other liquidity event. We do not expect issuer consent to waive transfer restrictions at the time of settlement. Settlement may involve delivery of the original securities, successor securities, publicly traded securities received in connection with an IPO or other liquidity event, cash merger consideration, or other assets distributed with respect to the underlying securities. We do not expect these forward contracts to be cash settled in the ordinary course.

Prior to settlement, we will remain subject to the risk that the counterparty may fail to perform its obligations under the applicable agreement, whether inadvertently, by operation of law, intentionally or fraudulently, which could adversely affect our performance. The counterparty’s obligations under such forward contracts will be to maintain ownership or control of the applicable underlying securities, refrain from transferring, selling, pledging or otherwise encumbering such securities, satisfy applicable costs and obligations associated with maintaining and transferring the securities, and deliver the securities to us or our custodian once the securities become freely transferable or otherwise eligible for transfer. The counterparty will also be required to take such additional actions as may be necessary to effect the transfer and to provide us with the economic benefit of any dividends, distributions, merger consideration or other proceeds attributable to the underlying securities in accordance with the applicable agreement. Our ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures we take to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

Individual counterparties

The Company may enter into forward contracts with individual rather than institutional counterparties. Such arrangements involve heightened risks, including the potential for increased difficulty enforcing contractual obligations, greater credit risk due to individuals’ more limited financial resources, and reduced liquidity or transferability of the contracts, which may limit the Company’s ability to exit positions. In addition, forward contracts with individuals may involve less standardized documentation, weaker operational safeguards, and a greater potential for disputes or regulatory challenges. Any of these factors could increase the likelihood of default or loss to the Company.

No direct relationship

In cases where we purchase a forward contract through a secondary marketplace, we may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty(ies). In such cases, we will not be direct beneficiaries of the portfolio company’s securities or related instruments. Instead, we would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Portfolio company may not be a party

In cases where we purchase a forward contract, because each underlying portfolio company may not have necessarily approved or endorsed the transaction, it offers no warranties or other promises as to the validity or value of thereof, and no promise that it will agree with, approve, or facilitate transfer of shares to us.

Complications may arise with respect to a corporate event

In cases where we purchase a forward contract, in the event of a public offering, sale, or other corporate event affecting a portfolio company, it could be complicated, uncertain, and require further legal review, negotiation, and other acts for us to work with brokers, transfer agents, and representatives of the portfolio company, its potential acquirer, and other parties.

Portfolio company may object

The portfolio company may not be a party to and may not have approved or been informed of the counterparty’s transactions with us, unless otherwise disclosed. The portfolio company may, upon learning of the counterparty’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing portfolio company’s securities, or seek redress or retaliation against counterparties, us, or others. Should the portfolio company object to the existence of the forward contract, it may take any number of steps to discourage or obstruct the transactions, including claiming that the counterparty transactions violate the portfolio company’s agreements, claiming causes of action against counterparties or us, defensive measures intended to discourage counterparties from selling the portfolio company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the portfolio company’s securities involved in our transactions. Should a portfolio company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A portfolio company may also object to use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving the portfolio company’s securities that occur as a result of forward transactions. Conversely, a portfolio company that does wish to endorse, approve, or participate in the transactions may face complex and costly regulatory requirements and exposure to risk for doing so, which could discourage it from approving or participating in the transaction.

Forward shareholder death, bankruptcy, or incapacity

Should a counterparty to a forward transaction die, become bankrupt, disabled, or no longer have legal capacity, it may not honor its contractual obligations with respect to its shares, and in some cases, may be relieved of such obligations.

Operation of law

Due to divorce, bankruptcy, or for other reasons, counterparties may be subject to court orders or other legal requirements affecting their shares that are inconsistent with their obligations to us.

Insurance

To mitigate some of the risks inherent in purchasing forward contracts, we may purchase insurance (at additional cost to us). To the extent we purchase insurance for a given forward transaction, such insurance may be inadequate, and coverage may be limited or denied due to (among other things) liability limits, exclusions, the scope and limitations of coverage, the good faith and compliance of the insurer in honoring claims, the performance of the pool in making claims, among other things. If transacting through a secondary market intermediary, we may not be direct beneficiaries of such insurance policy, and in those cases will have no direct right to make claims or enforce policy provisions. Instead, the third party itself would be the insured, and will pass along a share of any insurance proceeds to us. In the event any insurance policy expires, is terminated, or reaches its policy limits, we or the third party may or may not be able to secure a new underwriter on a commercially reasonable basis, even if we or the third party attempts to do so.

Risks Associated with Investments in Private Funds

We may purchase units or shares of Private Funds to gain economic exposure to AI Companies. Investing through such structures carries additional risks, as detailed below.

General Private Fund risks

Our investments in Private Funds will require us to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. The incentive fees charged by certain Private Funds may create an incentive for a Private Fund’s manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee, creating a conflict of interest between the Private Fund, its manager, and its investors. Investments in Private Funds may be subject to other conflicts of interest. For example, managers may value assets in a manner that increases their compensation or allocate opportunities among affiliated funds in a way that is not favorable to the Company. These conflicts could adversely affect the performance of such Private Funds and, in turn, the Company’s investment results.

Private Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Funds may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by us when compared to unleveraged investments. For example, Private Funds need not have independent boards, do not require shareholder approval of advisory contracts, may utilize leverage and may engage in joint transactions with affiliates. These characteristics present additional risks for our stockholders.

Private Funds purchased at a discount

Certain investments, including interests in Private Funds or other securities, that we purchase at a discount on secondary marketplaces will be marked up to the most recent NAV reported by the manager of the underlying Private Fund when the Company next determines its NAV, resulting in unrealized gains. Such unrealized gains will increase the Company’s NAV and performance by the difference between the most recent NAV reported by the manager of the underlying Private Fund and the negotiated purchase price. Any gains later realized upon sale or exchange of the investments may be subject to U.S. income taxes, even absent corresponding economic profits.

No audited financials

A Private Fund may not provide audited financials to us. In the absence of audited financials, we will not have an independent third party verifying financial statements and reports.

Complex fee structures

Investments in Private Funds expose the Company to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Company’s overall investment in such Private Funds declines in value, which could reduce the Company’s returns to shareholders below what they would otherwise be if the Company had invested through a different structure.

Limited liquidity of Private Fund interests

No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency. In addition, we will not have the right to withdraw or transfer any amount of our investment in a Private Fund without the prior consent of its manager, which consent may be withheld for any or no reason. As a result, we may need to hold the Private Fund interest indefinitely.

Management of a Private Fund

We will have no right or power to take part in the management of a Private Fund. Accordingly, we will have no opportunity to control the day-to-day operations, including investment and disposition decisions, of the underlying Private Fund. We may have challenges monitoring the operations and performance of the Private Fund. We may not have access to updated information on the valuations of the Private Fund’s underlying holdings and the fair valuation procedures that the manager of the Private Fund uses to determine the Private Fund’s net asset value. We will not receive the detailed financial information issued by the underlying portfolio company(ies) that may be available to the manager of the Private Fund. Accordingly, in purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager.

Risk inherent in reliance on a third party manager

The manager of a Private Fund may make decisions which result in a loss for the Private Fund and consequently impair our financial results. There can be no assurance that a Private Fund’s manager will make decisions that improve the Private Fund’s performance or lead to a profitable outcome for us.

Litigation risks

Private Funds are subject to a variety of litigation risks. In the event of a dispute arising from any activities relating to the operation of a Private Fund it is possible that the Private Fund, its manager, the Private Fund’s members, and persons associated or affiliated with such parties may be named as defendants. Under most circumstances, the Private Fund will indemnify its manager and their personnel against any costs they incur in connection with such disputes. Beyond direct costs, such disputes may adversely affect a Private Fund in a variety of other ways, including by distracting the manager and harming relationships between the Private Fund and its portfolio companies or other investors in such portfolio companies.

Recourse to the Private Fund’s assets

A Private Fund’s assets, including any investments made by the Private Fund and the portfolio companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund. If the Private Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Private Fund’s assets generally and will not be limited to any particular assets, such as the asset representing the investment giving rise to the liability. Accordingly, we could find our interest in a Private Fund’s assets adversely affected by a liability arising out of an investment of such Private Fund.

General Market and Regulatory Risks

Adverse market conditions may have a material adverse impact on the Company’s portfolio companies and the Company’s returns.

The value of the securities in which the Company invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Company’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Company to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Company.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Company and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the recent hostilities between Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Company invests in securities of issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Company’s investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Company and companies in which it invests. For example, if a bank in which the Company or a portfolio company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Company or portfolio company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a portfolio company fails, the portfolio company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by portfolio companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the portfolio companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Company and portfolio companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Company and its portfolio companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Company’s investments, it is clear that these types of events will impact the Company and the issuers in which it invests. The issuers in which the Company invests could be significantly impacted by emerging events and uncertainty of this type, and the Company will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Company to suffer a loss of any or all of its investments or interest thereon. The Company will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Company invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

The United States has recently enacted and proposed to enact significant new tariffs, which may adversely affect the business of the Company’s portfolio companies.

The United States has recently enacted, and proposed to enact, significant new tariffs. Additionally, the new presidential administration has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Company’s portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Company’s business.

Legal and regulatory risks

Government counterparties may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting its operations, separate from any contractual rights it may have. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of our investments.

We may seek to acquire a significant stake in certain securities or instruments and may invest in certain sectors that are subject to special regulatory oversight. In such event, we may be required to file a notification with a governmental agency, seek regulatory approval or comply with other regulatory requirements. These requirements may result in a delay in, or prohibit, the acquisition of an investment. Compliance with regulatory requirements may result in additional costs to us. Such restrictions may also restrict or delay our ability to liquidate an investment.

Investment and trading risks

All investments risk the loss of capital. No guarantee or representation is made that our investment program will be successful. There is no assurance that we will be able to generate positive returns for our investors or that the returns will be commensurate with the risks of investing in companies, securities and instruments and strategies described in this prospectus. There can be no assurance that our returns will not be correlated with a traditional portfolio of stocks or bonds. Our investment program may utilize such investment techniques as leverage and limited diversification, which practices can, in certain circumstances, magnify the adverse impact of market moves to which we may be subject or cause our net assets to appreciate or depreciate at a greater rate. We may invest in highly volatile securities or markets, which could impair our profitability or result in losses.

Adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults, or non-performance by financial institutions, could adversely affect our portfolio companies’ current and projected business, financial condition and results of operations and result in a decline in the valuation of our investments.

Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems

Risks Related to Investing in the Company

Difficulty of asset valuations or appraisals

We hold investments that are not listed on any stock exchange and/or which may be illiquid without a readily independent market valuation. We are required to fair value such investments and expect to conduct our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines are necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, we will ultimately be responsible for the valuation of such assets notwithstanding the assistance from an independent third party provider.

Indemnification

We may have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Company.

Potential conflicts of interest

Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with our interests and the interests of our shareholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in our shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.

The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Certain members of the Adviser’s investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as we do, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of the Adviser and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. In serving in these multiple capacities, they may have obligations to other investors in those entities, the fulfillment of which may not be in the best interests of us or our shareholders. These activities also may distract them from sourcing or servicing new investment opportunities for us or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.

Possession of Material Non-Public Information

The investment team of the Adviser may have access to material nonpublic information of portfolio companies in which we invest. In the event that we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on our ability to achieve our investment objective.

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Portfolio Company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated companies like ours rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

Risks Related to the Listing of Our Shares

Our stock price may be volatile, and could decline significantly and rapidly.

If the trading price of our shares of common stock is above the level that investors determine is reasonable, some investors may attempt to short our shares after trading begins, which would create additional downward pressure on the trading price of our shares, and there will be more ability for such investors to short our shares in early trading than is typical for an underwritten public offering given the limited amount of contractual lock-up agreements or other restrictions on transfer.

The trading price of our shares of common stock following the listing also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;
●	the number of shares of our common stock made available for trading;
●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;
●	changes in our projected operating and financial results;
●	future sales of our shares of common stock by us or our stockholders;
●	changes in our Board, senior management, or key personnel;
●	the trading volume of our shares of common stock;
●	general economic and market conditions; and
●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our shares of common stock may not develop or be sustained. You may be unable to sell your shares at or above the price at which you purchased them.

We have applied to list our shares of common stock on NYSE immediately following the effectiveness of this Registration Statement on Form N-2. We will obtain approval from the NYSE to list the shares of our common stock prior to seeking effectiveness of this Registration Statement. Prior to listing on NYSE, there has been no public market for our shares. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Company has no specific plans to sell shares in the public market following the listing. It is possible that CCM’s sale of our common stock will result in an oversupply of our common stock on NYSE, which may cause the price of our shares to decrease. In the case of a lack of demand for our common stock, the trading price of our shares could decline significantly and rapidly after our listing. In the case of a lack of supply of our shares, the trading price of our shares may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our shares if they are unable to purchase a block of our shares in the open market in a sufficient size for their investment objectives. If institutional investors are unable to purchase our shares in a sufficient amount for their investment objectives, the market for our shares may be more volatile without the influence of long-term institutional investors holding significant amounts of our shares. Therefore, an active, liquid, and orderly trading market for our shares may not initially develop or be sustained, which could significantly depress the trading price of our shares and/or result in significant volatility, which could affect your ability to sell your shares

Risks Related to Our Securities and This Offering

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our Shares will not decline below our NAV per share.

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at, or below our NAV per share. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms, or (4) under such circumstances as the SEC may permit.

If we issue preferred stock, the NAV and market value of our shares will likely become more volatile.

We cannot assure you that the issuance of preferred stock would result in a higher yield or return to our stockholders. The issuance of preferred stock would likely cause the NAV and market value of our common stock to become more volatile. If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of our common stock would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of our common stock than if we had not issued preferred stock. Any decline in the NAV of our investments would be borne entirely by the holders of our common stock. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our common stock than if we were not leveraged through the issuance of preferred stock. This greater NAV decrease would also tend to cause a greater decline in the market price for our common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings, if any, on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the holders of our common stock would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock.

Risks Related to Leverage

We may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our shareholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments.

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets (including assets purchased with borrowed funds, if any), which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common shareholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to shares of our common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to U.S. Federal Income Tax

We will be subject to U.S. federal income tax imposed at corporate rates if we do not qualify as a RIC under Subchapter M of the Code.

While we intend to operate so as to qualify to be taxed as a RIC, no assurance can be given that we will be able to qualify for or maintain our RIC tax treatment. As a RIC, we generally will not be subject to U.S. federal income tax on our investment company taxable income and net capital gains that we timely distribute (or are treated as distributing) to shareholders. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our shareholders, which may reduce our cash flows. To qualify as a RIC under the Code, we must meet several requirements, including the following annual distribution, source of income and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

The annual distribution requirement for a RIC will be satisfied if we timely distribute (or are deemed to distribute) to our shareholders on an annual basis at least the sum of (i) 90% of our “investment company taxable income,” which is generally our net ordinary income plus the excess, if any, of realized net short term capital gains over realized net long term capital losses, and (ii) 90% of our net tax-exempt income for that taxable year. In addition, a RIC may, in certain cases, satisfy this annual distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillback dividend” provisions of Subchapter M. For U.S. federal income tax purposes, we may be required to recognize taxable income in some circumstances in which we do not receive a corresponding payment in cash and to make distributions with respect to such income to maintain our tax treatment as a RIC and/or minimize corporate-level U.S. federal income or excise tax, described below. Under such circumstances, we may have difficulty satisfying the distribution requirements described above necessary to maintain RIC tax treatment under the Code. As a result, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment.

The source of income requirement will be satisfied if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

The asset diversification requirements will be satisfied if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities or any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships.”

Further, to avoid the imposition of a nondeductible 4% U.S. federal excise tax, we must distribute (or be treated as distributing) in each calendar year an amount at least equal to the sum of:

●	98% of our net ordinary income, excluding certain ordinary gains and losses, recognized during a calendar year;
●	98.2% of our capital gain net income, adjusted for certain ordinary gains and losses, recognized for the twelve-month period ending on October 31 of such calendar year; and
●	100% of any ordinary income and capital gain net income that we recognized in preceding years, but were not distributed in such years, and on which we paid no U.S. federal income tax.

While we intend to distribute substantially all of our income and capital gains to minimize exposure to U.S. federal income and excise tax, we may not be able to, or may not choose to, distribute amounts sufficient to avoid the imposition of the tax entirely.

To the extent that we do not qualify as a RIC, we would be subject to U.S. federal income tax on our income and gains imposed at corporate rates. We would not be able to deduct distributions to our shareholders, nor would they be required to be made. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax imposed at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.

RIC distribution requirements could adversely affect our liquidity and may force us to borrow funds during unfavorable market conditions.

We intend to make distributions to investors to comply with the requirements of the Code for maintaining RIC status and to minimize or eliminate our corporate income tax obligation to the extent consistent with our business objectives. Our cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, limitations on interest expense and net operating loss deductibility, or required debt service or amortization payments. In order to maintain our RIC status and to meet the RIC distribution requirements for tax purposes, we may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. The insufficiency our cash flows to cover our distribution requirements could have an adverse impact on our ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain our RIC status.

Complying with RIC requirements for tax purposes may cause us to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a RIC, we must continually satisfy tests concerning, among other things, the sources of our income, the nature and diversification of our assets and the amounts that we distribute to our investors. Thus, compliance with the RIC requirements for tax purposes may, for instance, hinder our ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to us and our investors, or may require us to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder our investment performance. These actions could have the effect of reducing our income and amounts available for distribution to investors.

Revocation of our qualification for taxation as a RIC may cause adverse consequences to investors.

The Board may revoke or otherwise terminate our RIC status election, without the approval of investors, if it determines that it is no longer in our best interest to qualify for taxation as a RIC. If we cease to maintain our RIC status we will not be allowed a deduction for dividends paid to investors in computing our taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on our total return to investors.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.

Some of the income and fees that we may recognize will not satisfy the source of income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may be required to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be required to pay U.S. federal income tax imposed at corporate rates on their earnings, which ultimately will reduce our return on such income and fees.

If we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While we anticipate that we will constitute a publicly offered RIC, there can be no assurance that we will in fact so qualify for any of our taxable years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of the base management fee paid to the Adviser and certain of our other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning after 2017, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how tax reform legislation will affect us or our stockholders.

Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us or our stockholders. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect us and our stockholders. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals.

Effects of Leverage [Text Block]	We may use leverage to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. We may further increase our leverage through entry into a credit facility or other leveraging instruments. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. With respect to senior securities that are stocks (i.e., shares of preferred stock), we are required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”), our Articles of Amendment and Restatement (the “Charter”), and our Second Amended and Restated Bylaws (“Bylaws”). This summary may not contain all of the information that is important to you, and we refer you to the MGCL, our Charter, and our Bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our Charter, our authorized capital stock consists of 500,000,000 shares of common stock, par value $0.001 per share, and no shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. Under Maryland law, our shareholders generally are not personally liable for our debts or obligations. Under our Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining shareholder approval. As permitted by the MGCL, our Charter provides that the Board, without any action by our shareholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

The following presents our outstanding classes of securities as of July 28, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	—	5,000,000

Common Stock

All shares of our common stock will have equal rights as to earnings, assets, voting, and distributions and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor. The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.

Preferred Stock

Our charter authorizes our Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, our Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.

Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.
Security Preemptive and Other Rights [Text Block]	The shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of July 28, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	—	5,000,000

Outstanding Security, Authorized [Shares] | shares	500,000,000
Outstanding Security, Held [Shares] | shares	5,000,000
General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks

No operating history as a closed-end investment company

We are a non-diversified, closed-end management investment company with no operating history. As a result, we are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless.

Risk of operating as a non-diversified, management investment company

We are classified as a non-diversified, management investment company within the meaning of Section 5(b)(2) of the 1940 Act. As such, we do not have the benefits the 1940 Act provides for a management company that is diversified in the manner provided in Section 5(b)(1) of this Act. Section 5(b)(1) requires at least 75% of the value of total assets of a diversified company to consist of cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities. In addition, Section 5(b)(1) provides that in calculating the 75% amount, the management investment company may not invest more than 5% of the value of its total assets in any one issuer, and may not acquire more than 10% of the outstanding voting securities of this issuer. As a non-diversified management investment company, therefore, we are exposed to the risks that arise from investing in issuers beyond the limits set forth in Section 5(b)(1).

No assurance of investment return

The types of investments that we make involve a high degree of risk. In general, financial and operating risks confronting our portfolio companies can be significant. We cannot provide assurance that we will be able to choose, make or realize investments in any particular company or portfolio of companies. Moreover, while the type of investments that we make offers the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.

In addition, there can be no assurance that we will be able to generate returns for our investors or that the returns will be commensurate with the risks of investing in the type of companies and transactions described in this prospectus. The performance and appreciation of the investments that comprise our portfolio will depend on the successful operation of the companies in which we invest, prevailing interest rates, and other market conditions over which we and the Adviser will have no control. Returns generated from our investments may not adequately compensate investors for the business and financial risks assumed, and an investor may lose all or a part of its investment in our shares.

Reliance on the Adviser

The Adviser has no prior experience managing a registered closed-end investment company. The Adviser provides us with management and advisory services and makes investment decisions on our behalf. Investors will have no role in making decisions with respect to the management, disposition or other realization of any investment, or decisions regarding our business and affairs. Consequently, our success will depend, in large part, upon the skill and expertise of the Adviser and its investment professionals. Furthermore, the investment professionals will not focus exclusively on our operations and may have responsibility for other managed investment funds.

The Adviser’s team of investment professionals will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of this prospectus. The Adviser’s team of investment professionals is currently composed of Edward Leathers, our President and Chief Executive Officer, who is currently the sole member of the Investment Committee. There can be no assurance that the investment and other professionals upon which the Adviser relies will continue to be associated with the Adviser while the Adviser serves as our investment adviser. Our future success will depend to a significant extent on the continued service and coordination of the Adviser’s team of investment professionals. If the Adviser’s team of investment professionals does not maintain their existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities available to us, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser’s team of investment professionals has relationships are not obligated to provide us with investment opportunities. Therefore, the Adviser can offer no assurance that such relationships will generate investment opportunities for us. Furthermore, the Adviser cannot assure investors that the Adviser will remain our investment adviser or that we will continue to have access to its investment professionals or its information and deal flow.

Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities

When conducting due diligence and investment research, we may be required to evaluate important and complex business, financial, tax, accounting, environmental, social, governance and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.

The Company operates in a highly competitive market for direct equity investment opportunities. If the Company is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Company to make the types of direct equity investments that the Company targets as part of its business strategy. The Company competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Company’s competitors are substantially larger than the Company and have considerably greater financial, technical, and marketing resources than the Company does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Company. In addition, some of the Company’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Company faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Company may not be able to take advantage of attractive investment opportunities from time to time, and the Company can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Company’s investment objective. To the extent the Company is unable to make investments in portfolio companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Company, as investments in cash and cash equivalents may not earn significant returns.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value our investments quarterly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

The Adviser estimates the fair value of the Company’s Private Fund investments based on valuations provided by the managers of the underlying Private Funds, which valuations may also be based on fair valuation procedures. These valuations are inherently subjective, may involve significant estimates and assumptions, and may not reflect the price that would be received if the Company were to sell such investments. These valuations may also be adjusted or revised over time as additional information becomes available or as market and company-specific conditions change. As a result, the Company’s reported NAV may differ materially from the value ultimately realized upon the disposition of such investments.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.

As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser as the valuation designee pursuant to policies and procedures approved by our Board. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations. This could result in realized losses in the future.

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.

We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We are required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business.

Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, are designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.

A cyber-attack could have a material adverse effect on the Company.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Company and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Company or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Company. For instance, cyber-attacks may interfere with the processing of stockholder transactions, impact the Company ability to calculate its NAV, cause the release of private stockholder information or confidential (including proprietary) company information, impede trading, subject the Company to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Company may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Company invests, which could result in material adverse consequences for such issuers and may cause the Company’s investment in its portfolio companies to lose value. There is also a risk that cybersecurity breaches may not be detected.

No operating history as a closed-end investment company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No operating history as a closed-end investment company

We are a non-diversified, closed-end management investment company with no operating history. As a result, we are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless.

Risk of operating as a non-diversified, management investment company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of operating as a non-diversified, management investment company

We are classified as a non-diversified, management investment company within the meaning of Section 5(b)(2) of the 1940 Act. As such, we do not have the benefits the 1940 Act provides for a management company that is diversified in the manner provided in Section 5(b)(1) of this Act. Section 5(b)(1) requires at least 75% of the value of total assets of a diversified company to consist of cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities. In addition, Section 5(b)(1) provides that in calculating the 75% amount, the management investment company may not invest more than 5% of the value of its total assets in any one issuer, and may not acquire more than 10% of the outstanding voting securities of this issuer. As a non-diversified management investment company, therefore, we are exposed to the risks that arise from investing in issuers beyond the limits set forth in Section 5(b)(1).

No assurance of investment return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No assurance of investment return

The types of investments that we make involve a high degree of risk. In general, financial and operating risks confronting our portfolio companies can be significant. We cannot provide assurance that we will be able to choose, make or realize investments in any particular company or portfolio of companies. Moreover, while the type of investments that we make offers the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.

In addition, there can be no assurance that we will be able to generate returns for our investors or that the returns will be commensurate with the risks of investing in the type of companies and transactions described in this prospectus. The performance and appreciation of the investments that comprise our portfolio will depend on the successful operation of the companies in which we invest, prevailing interest rates, and other market conditions over which we and the Adviser will have no control. Returns generated from our investments may not adequately compensate investors for the business and financial risks assumed, and an investor may lose all or a part of its investment in our shares.

Reliance on the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser

The Adviser has no prior experience managing a registered closed-end investment company. The Adviser provides us with management and advisory services and makes investment decisions on our behalf. Investors will have no role in making decisions with respect to the management, disposition or other realization of any investment, or decisions regarding our business and affairs. Consequently, our success will depend, in large part, upon the skill and expertise of the Adviser and its investment professionals. Furthermore, the investment professionals will not focus exclusively on our operations and may have responsibility for other managed investment funds.

The Adviser’s team of investment professionals will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of this prospectus. The Adviser’s team of investment professionals is currently composed of Edward Leathers, our President and Chief Executive Officer, who is currently the sole member of the Investment Committee. There can be no assurance that the investment and other professionals upon which the Adviser relies will continue to be associated with the Adviser while the Adviser serves as our investment adviser. Our future success will depend to a significant extent on the continued service and coordination of the Adviser’s team of investment professionals. If the Adviser’s team of investment professionals does not maintain their existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities available to us, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser’s team of investment professionals has relationships are not obligated to provide us with investment opportunities. Therefore, the Adviser can offer no assurance that such relationships will generate investment opportunities for us. Furthermore, the Adviser cannot assure investors that the Adviser will remain our investment adviser or that we will continue to have access to its investment professionals or its information and deal flow.

Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities

When conducting due diligence and investment research, we may be required to evaluate important and complex business, financial, tax, accounting, environmental, social, governance and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.

The Company operates in a highly competitive market for direct equity investment opportunities. If the Company is unable to make investments, it may have an adverse effect on its performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Company operates in a highly competitive market for direct equity investment opportunities. If the Company is unable to make investments, it may have an adverse effect on its performance.

A large number of entities compete with the Company to make the types of direct equity investments that the Company targets as part of its business strategy. The Company competes for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of the Company’s competitors are substantially larger than the Company and have considerably greater financial, technical, and marketing resources than the Company does. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Company. In addition, some of the Company’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. There can be no assurance that the competitive pressures the Company faces will not have a material adverse effect on its business, financial condition, and results of operations. Also, as a result of this competition, the Company may not be able to take advantage of attractive investment opportunities from time to time, and the Company can offer no assurance that the Adviser will be able to identify and make direct equity investments that are consistent with the Company’s investment objective. To the extent the Company is unable to make investments in portfolio companies, an over-allocation of its assets in cash could have an adverse effect on the overall performance of the Company, as investments in cash and cash equivalents may not earn significant returns.

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in accordance with procedures established by our Board. There may not be a public market or active secondary market for certain of the types of investments that we hold and intend to make. Our investments may not be publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors, if at all. As a result, we will value these investments at fair value as determined in good faith in accordance with valuation policies and procedures approved by our Board.

The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and our Adviser has a conflict of interest in making recommendations of fair value. We will value our investments quarterly at fair value in accordance with valuation policies and procedures approved by our Board, based on, among other things, input of the Adviser and independent third-party valuation firm(s) engaged at the direction of the Board. The types of factors that may be considered in determining the fair values of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value in accordance with procedures established by our Board may differ materially from the values that would have been used if an active market and market quotations existed for such investments. Our NAV could be adversely affected if the determinations regarding the fair value of the investments were materially higher than the values that we ultimately realize upon the disposal of such investments.

The Adviser estimates the fair value of the Company’s Private Fund investments based on valuations provided by the managers of the underlying Private Funds, which valuations may also be based on fair valuation procedures. These valuations are inherently subjective, may involve significant estimates and assumptions, and may not reflect the price that would be received if the Company were to sell such investments. These valuations may also be adjusted or revised over time as additional information becomes available or as market and company-specific conditions change. As a result, the Company’s reported NAV may differ materially from the value ultimately realized upon the disposition of such investments.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.

As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser as the valuation designee pursuant to policies and procedures approved by our Board. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations. This could result in realized losses in the future.

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.

We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We are required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business.

Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, are designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.

A cyber-attack could have a material adverse effect on the Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A cyber-attack could have a material adverse effect on the Company.

Like other business enterprises, the use of the internet and other electronic media and technology exposes the Company and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Company or the Adviser, custodian, transfer agent, intermediaries, and other third-party service providers may adversely impact the Company. For instance, cyber-attacks may interfere with the processing of stockholder transactions, impact the Company ability to calculate its NAV, cause the release of private stockholder information or confidential (including proprietary) company information, impede trading, subject the Company to regulatory fines or financial losses, cause reputational damage, and/or otherwise disrupt normal business operations. The Company may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for trading counterparties and issuers of securities in which the Company invests, which could result in material adverse consequences for such issuers and may cause the Company’s investment in its portfolio companies to lose value. There is also a risk that cybersecurity breaches may not be detected.

Risks Associated with Our Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Our Investment Strategy

Investment methodology

We may employ certain strategies that depend upon the reliability and accuracy of the Adviser’s analytical investment processes. To the extent such investment processes (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in substantial losses.

Identification of appropriate investments

Our success depends on the identification and availability of suitable investment opportunities and terms. The availability and terms of investment opportunities will be subject to market conditions, prevailing regulatory conditions in regions where we may invest, and other factors outside our control. In addition, we may find ourselves in competition with other funds that have entered or may enter its markets or with private equity funds and financial institutions that may be willing to extend financing on terms that are more favorable to the portfolio company than the Adviser believes are appropriate in light of the risk of the investment. Therefore, there can be no assurance that appropriate investments will be available to, or identified or selected by, us.

Concentration of investments

Many of our investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Except as otherwise described herein, investors generally have no assurance as to the degree of diversification of our investments, either by geographic region, asset type or sector. Accordingly, a significant portion of our investments may be made in relatively few geographic regions, asset types, security types or industry sectors. Any such concentration of risk may increase losses suffered by us, which could have a material adverse effect on our overall financial condition. Risks associated with different assets may be correlated in unexpected ways, with the result that we face concentrated exposure to certain risks.

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. As a result, a downturn in any particular industry in which a significant number of our portfolio companies operate could materially adversely affect us.

Inability to make follow-on investments

Following our initial investment in portfolio companies or assets, we may be called upon to provide additional investments in that portfolio company as follow-on investments, in order to: (1) increase or maintain in whole or in part our equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of our investment.

We may elect not to make follow-on investments, or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. We have the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if we have sufficient capital to make a desired follow-on investment, we may elect not to make a follow-on investment because we may not want to increase our concentration of risk, we prefer other opportunities, or we lack access to the desired follow-on investment opportunity.

In addition, we may be unable to complete follow-on investments in our portfolio companies that have conducted an initial public offering (“IPO”) as a result of regulatory or financial restrictions.

Litigation and regulatory investigations

The Adviser anticipates that, from time to time, the Adviser and its affiliates may be named as defendants in civil proceedings. Litigation or threats of litigation consume time and resources and jeopardize the successful closing of transactions. Moreover, the outcome of such proceedings may materially adversely affect the value of portfolio positions, may be impossible to predict, and may continue unresolved for long periods of time. The expense of prosecuting claims, for which there is no guarantee of success, and/or the expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by us and would reduce net assets.

As an investment adviser, the Adviser expects to have interactions with and inquiries from regulators from time to time, including but not limited to matters related to us, the Adviser and its affiliates.

Investment methodology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment methodology

We may employ certain strategies that depend upon the reliability and accuracy of the Adviser’s analytical investment processes. To the extent such investment processes (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in substantial losses.

Identification of appropriate investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Identification of appropriate investments

Our success depends on the identification and availability of suitable investment opportunities and terms. The availability and terms of investment opportunities will be subject to market conditions, prevailing regulatory conditions in regions where we may invest, and other factors outside our control. In addition, we may find ourselves in competition with other funds that have entered or may enter its markets or with private equity funds and financial institutions that may be willing to extend financing on terms that are more favorable to the portfolio company than the Adviser believes are appropriate in light of the risk of the investment. Therefore, there can be no assurance that appropriate investments will be available to, or identified or selected by, us.

Concentration of investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of investments

Many of our investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Except as otherwise described herein, investors generally have no assurance as to the degree of diversification of our investments, either by geographic region, asset type or sector. Accordingly, a significant portion of our investments may be made in relatively few geographic regions, asset types, security types or industry sectors. Any such concentration of risk may increase losses suffered by us, which could have a material adverse effect on our overall financial condition. Risks associated with different assets may be correlated in unexpected ways, with the result that we face concentrated exposure to certain risks.

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our portfolio may be focused on a limited number of portfolio companies, which will subject us to a risk of significant loss if the business or market position of one or more of these companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. As a result, a downturn in any particular industry in which a significant number of our portfolio companies operate could materially adversely affect us.

Inability to make follow-on investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to make follow-on investments

Following our initial investment in portfolio companies or assets, we may be called upon to provide additional investments in that portfolio company as follow-on investments, in order to: (1) increase or maintain in whole or in part our equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of our investment.

We may elect not to make follow-on investments, or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. We have the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if we have sufficient capital to make a desired follow-on investment, we may elect not to make a follow-on investment because we may not want to increase our concentration of risk, we prefer other opportunities, or we lack access to the desired follow-on investment opportunity.

In addition, we may be unable to complete follow-on investments in our portfolio companies that have conducted an initial public offering (“IPO”) as a result of regulatory or financial restrictions.

Litigation and regulatory investigations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation and regulatory investigations

The Adviser anticipates that, from time to time, the Adviser and its affiliates may be named as defendants in civil proceedings. Litigation or threats of litigation consume time and resources and jeopardize the successful closing of transactions. Moreover, the outcome of such proceedings may materially adversely affect the value of portfolio positions, may be impossible to predict, and may continue unresolved for long periods of time. The expense of prosecuting claims, for which there is no guarantee of success, and/or the expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by us and would reduce net assets.

As an investment adviser, the Adviser expects to have interactions with and inquiries from regulators from time to time, including but not limited to matters related to us, the Adviser and its affiliates.

Risks Associated with Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Our Investments

The Company’s investments in private late-stage companies may be extremely risky, and the Company could lose all or part of its investments

Investments in the late-stage private companies that we target involves a number of significant risks, including the following:

●

these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings (possibly at discounted valuations where we could be substantially diluted if we do not or cannot participate), bankruptcy, or liquidation and the reduction or loss of our equity investment;

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these companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

●	these companies are privately owned, and thus there is generally little publicly available information about their businesses, and although we will perform due diligence investigations on these portfolio companies, their operations, and their prospects, we may not learn all of the material information we need to know regarding these businesses and, in the case of investments we acquire on private secondary transactions, we may be unable to obtain financial or other information regarding the companies with respect to which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable;
●	these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; and
●	these companies frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior or pari passu preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our investment professionals have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

A portfolio company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize our equity investment in such portfolio company. We may incur expenses to the extent necessary to seek recovery of our equity investment or to negotiate new terms with a financially distressed portfolio company.

The securities of our portfolio companies are illiquid

The securities of our portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO or consummate another liquidity event within our targeted time frame for that investment will extend the holding period of our investments, may adversely affect the value of these investments, and will delay the distribution of gains, if any. The IPO market is, by its very nature, unpredictable. A lack of IPO opportunities for venture capital-backed companies could lead to companies staying longer in our portfolio as private entities still requiring funding. This situation may adversely affect the amount of available venture capital funding to late-stage companies that cannot complete an IPO. Such stagnation could dampen returns or could lead to unrealized depreciation and realized losses as some companies run short of cash and have to accept lower valuations in private fundings or are not able to access additional capital at all. A lack of IPO opportunities for venture capital-backed companies may also cause some venture capital firms to change their strategies, leading some of them to reduce funding of their portfolio companies and making it more difficult for such companies to access capital. This might result in unrealized depreciation and realized losses in such companies by other investment funds, like us, who are co-investors in such companies. There can be no assurance that we will be able to achieve our targeted return on our portfolio company investments if, as and when they go public.

The equity securities we acquire in portfolio companies are generally subject to contractual transfer limitations imposed on their stockholders as well as other contractual obligations, such as rights of first refusal and co-sale rights. These obligations generally expire only upon an IPO by the portfolio company or the occurrence of another liquidity/exit event. As a result, prior to an IPO or other liquidity/exit event, our ability to liquidate our private portfolio company positions may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities if we are unable to find buyers acceptable to our portfolio companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their co-sale rights to participate in the sale, thereby reducing the number of shares available to sell by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.

If the portfolio companies in which we invest do not perform as planned, they may be unable to successfully complete an IPO or consummate another liquidity event within our targeted time frame, or they may decide to abandon their plans for an IPO. In such cases, we will likely exceed our targeted holding period and the value of these investments may decline substantially if an IPO or other exit is no longer viable. We may also be forced to take other steps to exit these investments.

The illiquidity of our portfolio company investments, including those that are traded on the trading platforms of private secondary marketplaces, may make it difficult for us to sell such investments should the need arise. Also, if we were required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and we anticipate that all or a substantial portion of our portfolio may be invested in such illiquid securities at all times.

In addition, even if a portfolio company completes an IPO, we will typically not be able to sell our position until any applicable post-IPO lockup restriction expires. As a result of lockup restrictions, the market price of securities that we hold may decline substantially before we are able to sell them following an IPO. There is also no assurance that a meaningful trading market will develop for our publicly traded portfolio companies following an IPO to allow us to liquidate our position when we desire.

The securities of our portfolio companies may be subject to transfer restrictions following an IPO.

Following an IPO, the underlying securities of our portfolio companies may be subject to a contractual, regulatory or other post-IPO lockup period during which the securities may not be transferred. Although the Company expects that the underlying securities will not be subject to transfer restrictions at the time they are delivered to the Company, a post-IPO lockup period may delay delivery of the securities. The market price of the securities may decline, potentially significantly, during the lockup period. Accordingly, the value of the securities when they become transferable and are delivered to the Company may be materially lower than their value at the time of the IPO or at an earlier point during the lockup period. The Company generally will not be able to sell or otherwise dispose of the underlying securities during the period before they are delivered to the Company and may be unable to avoid losses resulting from declines in their value during that period.

Non-U.S. Investments Risk.

Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; (vi) difficulties in enforcing legal judgements in foreign courts; (vii) reduced levels of publicly available information concerning issuers; and (viii) difficulties in transaction settlement and the effect of this delay on shareholder equity. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by us.

Risks related to investing in securities traded on private secondary marketplaces.

We may utilize private secondary marketplaces to acquire investments for our portfolio. Investments in equity securities acquired through private secondary marketplaces typically involve purchasing shares from existing shareholders of private companies rather than directly from the private company itself. These transactions often require the consent of the issuer or its board of directors, and may be subject to rights of first refusal, transfer restrictions, or other limitations set forth in the issuer’s governing documents. As a result, our ability to acquire or dispose of such investments may be delayed or restricted, and there can be no assurance that proposed transactions will be completed on the terms originally negotiated or at all. In addition, settlement of such transactions may be prolonged, which could expose us to counterparty risk and market fluctuations during the interim period.

In secondary market transactions involving equity-related securities such as forwards, swaps, and other synthetic equity agreements, we typically seek exposure to private company stock through contractual arrangements with existing shareholders or counterparties rather than direct purchases from the issuer. These transactions may be subject to certain restrictions and limitations in the issuer’s governing documents. Settlement can involve administrative delays in updating shareholder records or, in the case of cash-settled instruments, reliance on counterparty performance. As a result, our ability to acquire or dispose of such investments may be delayed, uncertain, or dependent on third-party approvals.

When we purchase secondary shares, we may have little or no direct access to financial or other information from these portfolio companies. As a result, we will be dependent upon the relationships of our investment professionals to obtain the information necessary to perform research and due diligence, and to monitor our investments after they are made. There can be no assurance that our management team and investment professionals will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the portfolio companies with respect to which we invest through private secondary marketplaces could cause us to lose part or all of our investment in such companies, which would have a material and adverse effect on our NAV and results of operations.

In addition, while we believe the ability to trade on private secondary marketplaces provides valuable opportunities for liquidity, there can be no assurance that the portfolio companies with respect to which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for us to realize full value on our investment. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of a portfolio company, and may overstate its actual value, which may cause us to realize future capital losses on our investment in that portfolio company. If any of the foregoing were to occur, it would likely have a material and adverse effect on our NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks, which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Company as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Due to transfer restrictions and the illiquid nature of the Company’s investments, the Company may not be able to purchase or sell its investments when it determines to do so.

The Company’s investments are expected to be, (i) in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies and (ii) in SPVs, which invest in the equity securities of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of such securities, the Company may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Company may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Company completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority stockholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular portfolio company, the Company’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Company’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its portfolio companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Company’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Company. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Company due to the delay and uncertainty that these transfer and other limitations create.

Due to the illiquid nature of most of the Company’s investments, the Company may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Company’s NAV, the NAV for the Company’s shares may not fully reflect the illiquidity of its portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Company’s portfolio securities may trade and the Company’s particular portfolio at any given time.

We may not realize gains from our equity investments

We invest principally in the equity and equity-related securities of private late-stage AI Companies. However, the equity interests we acquire may not appreciate in value and, in fact, may decline in value.

In addition, the private company securities we acquire may be subject to drag-along rights, which could permit other stockholders, under certain circumstances, to force us to liquidate our position in a subject company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our portfolio companies from realizing liquidity events and impede our exit from these investments. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our equity investments unless and until the portfolio companies in which we invest become publicly traded. In addition, the portfolio companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on our investment.

The Company may enter into SAFEs with portfolio companies, which give the Company certain rights for future equity in such portfolio companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Company’s ability to receive portfolio company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE agreements, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement and may provide a right to the portfolio company to repurchase the Company’s future right to equity before a triggering event occurs. There is no guarantee that the Company will receive favorable terms when entering into a SAFE or that the Company will recover its investment in a portfolio company made under such agreement.

General SPV and Subsidiary Risks

Our investments may be made through SPVs and, from time to time, through one or more wholly owned or controlled Subsidiaries, including entities that are not registered under the 1940 Act. Investments through these structures may involve additional risks and expenses.

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering-related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager.

Subsidiaries, to the extent utilized, may be subject to risks associated with their structure and operations, including the risks that such entities are not subject to all of the protections of the 1940 Act and may incur additional expenses. There can be no assurance that the use of such Subsidiaries will not adversely affect our performance.

SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. These characteristics present additional risks for stockholders.

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business and will delay any distributions of gains, if any.

Our investments will generally not be in publicly traded securities. Although we expect that some of our equity investments will trade on private secondary marketplaces, certain of the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, we can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any portfolio company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are traded on private secondary marketplaces, will make it difficult for us to sell such investments if the need arises. Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.

In addition, because we generally invest in equity and equity-related securities, with respect to the majority of our portfolio companies, we do not expect regular realization events, if any, to occur in the near term. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur.

Technology-related industries in which we invest are subject to risks

Technology-related industries in which we invest are subject to risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, periodic downturns, regulatory concerns and litigation risks. The revenue, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in technology-related sectors have historically decreased over their productive lives.

In addition, we expect our portfolio companies will face intense competition since their businesses are rapidly evolving, intensely competitive and subject to changing technology, shifting user needs and frequent introductions of new products and services. Potential competitors to our portfolio companies in the technology industry range from large and established companies to emerging start-ups. Further, such portfolio companies are, in many cases, subject to laws that were adopted prior to the advent of the Internet and related technologies and, as a result, may not contemplate or address the unique issues of the Internet and related technologies. The laws that do reference the Internet are being interpreted by the courts, but their applicability and scope remain uncertain. Claims have been threatened and filed under both U.S. and foreign laws for defamation, invasion of privacy and other tort claims, unlawful activity, copyright and trademark infringement, or other theories based on the nature and content of the materials searched and the ads posted by a company’s users, a company’s products and services, or content generated by a company’s users. Further, the growth of technology-related companies into a variety of new fields implicate a variety of new regulatory issues and may subject such companies to increased regulatory scrutiny, particularly in the United States and Europe. Any of these factors could materially and adversely affect the business and operations of a portfolio company in the technology industry and, in turn, adversely affect the value of these portfolio companies and the value of any securities that we may hold.

AI Companies in which we invest are subject to risks

AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Company may be adversely affected by negative developments impacting those companies, industries or sectors.

In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Companies engaged in artificial intelligence-related activities could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. AI Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

AI Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.

We will not hold controlling equity interests in our portfolio companies

We will not take controlling equity positions in our portfolio companies. As a result, we will be subject to the risk that a portfolio company may make business decisions with which we disagree, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to our interests. In addition, other stockholders, such as venture capital and private equity sponsors, that have substantial investments in our portfolio companies may have interests that differ from that of the portfolio company or its minority stockholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the portfolio company. Due to the lack of liquidity for the equity and equity-related investments that we will typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company or its substantial stockholders, and may therefore suffer a decrease in the value of our investments.

Reliance on portfolio company management

The day-to-day operations of the portfolio companies in which we will invest will be the responsibility of such portfolio company’s management team. We do not intend to seek representation on the board of directors of portfolio companies or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the companies in which we invest. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that the existing management team, or any successor, will be able to operate the company successfully, or in a way that is consistent with our investment objective. To the extent that the senior management of a portfolio company performs poorly, or if a key manager of a portfolio company terminates employment, our investment in such company could be adversely affected. There are many challenges faced by leaders of venture-funded private companies, including resignations or dismissals of senior executive officers and other top managers, disputes among investors and board members, regulatory hurdles, bad press, allegedly unethical or illegal business practices, competition from larger companies with better resources and experience, and management complicity in discrimination and hostile workplace environments on account of race or gender. Our returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals.

In addition, we will generally participate in the capital structure of the portfolio companies on the basis of financial projections for such portfolio companies. Projected operating results will normally be based in part on the judgment of the management of the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from corporate management, the Company may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.

Limited information

Only limited information may be made available to us regarding our investments in potential portfolio companies. There generally will be little or no publicly available information regarding the status and prospects of the portfolio company. Investment decisions may depend on the ability to obtain relevant information from non-public sources, and we may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify. There is a risk that: (i) there are facts or circumstances pertaining to a portfolio company that the public (including us) are not aware of; and (ii) publicly available information concerning the a portfolio company upon which we rely may prove to be inaccurate, and, as a result of (i) or (ii), the investor may suffer a partial or complete loss on its investment.

No guarantee of future access to information

Each portfolio company is under no obligation to furnish, or may generally resist providing, information to us with respect to its securities, and we may waive or have contractual limitations with respect to such securities. Exercise and use of any information rights with respect to the portfolio company will be at our sole discretion.

Contingent Liabilities

Our investments will be in private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of distributions previously made to us.

The Company’s investments in private late-stage companies may be extremely risky, and the Company could lose all or part of its investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Company’s investments in private late-stage companies may be extremely risky, and the Company could lose all or part of its investments

Investments in the late-stage private companies that we target involves a number of significant risks, including the following:

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these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings (possibly at discounted valuations where we could be substantially diluted if we do not or cannot participate), bankruptcy, or liquidation and the reduction or loss of our equity investment;

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these companies typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

●	these companies are privately owned, and thus there is generally little publicly available information about their businesses, and although we will perform due diligence investigations on these portfolio companies, their operations, and their prospects, we may not learn all of the material information we need to know regarding these businesses and, in the case of investments we acquire on private secondary transactions, we may be unable to obtain financial or other information regarding the companies with respect to which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable;
●	these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; and
●	these companies frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior or pari passu preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our investment professionals have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

A portfolio company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize our equity investment in such portfolio company. We may incur expenses to the extent necessary to seek recovery of our equity investment or to negotiate new terms with a financially distressed portfolio company.

The securities of our portfolio companies are illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The securities of our portfolio companies are illiquid

The securities of our portfolio companies are illiquid, and the inability of these portfolio companies to complete an IPO or consummate another liquidity event within our targeted time frame for that investment will extend the holding period of our investments, may adversely affect the value of these investments, and will delay the distribution of gains, if any. The IPO market is, by its very nature, unpredictable. A lack of IPO opportunities for venture capital-backed companies could lead to companies staying longer in our portfolio as private entities still requiring funding. This situation may adversely affect the amount of available venture capital funding to late-stage companies that cannot complete an IPO. Such stagnation could dampen returns or could lead to unrealized depreciation and realized losses as some companies run short of cash and have to accept lower valuations in private fundings or are not able to access additional capital at all. A lack of IPO opportunities for venture capital-backed companies may also cause some venture capital firms to change their strategies, leading some of them to reduce funding of their portfolio companies and making it more difficult for such companies to access capital. This might result in unrealized depreciation and realized losses in such companies by other investment funds, like us, who are co-investors in such companies. There can be no assurance that we will be able to achieve our targeted return on our portfolio company investments if, as and when they go public.

The equity securities we acquire in portfolio companies are generally subject to contractual transfer limitations imposed on their stockholders as well as other contractual obligations, such as rights of first refusal and co-sale rights. These obligations generally expire only upon an IPO by the portfolio company or the occurrence of another liquidity/exit event. As a result, prior to an IPO or other liquidity/exit event, our ability to liquidate our private portfolio company positions may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities if we are unable to find buyers acceptable to our portfolio companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their co-sale rights to participate in the sale, thereby reducing the number of shares available to sell by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.

If the portfolio companies in which we invest do not perform as planned, they may be unable to successfully complete an IPO or consummate another liquidity event within our targeted time frame, or they may decide to abandon their plans for an IPO. In such cases, we will likely exceed our targeted holding period and the value of these investments may decline substantially if an IPO or other exit is no longer viable. We may also be forced to take other steps to exit these investments.

The illiquidity of our portfolio company investments, including those that are traded on the trading platforms of private secondary marketplaces, may make it difficult for us to sell such investments should the need arise. Also, if we were required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and we anticipate that all or a substantial portion of our portfolio may be invested in such illiquid securities at all times.

In addition, even if a portfolio company completes an IPO, we will typically not be able to sell our position until any applicable post-IPO lockup restriction expires. As a result of lockup restrictions, the market price of securities that we hold may decline substantially before we are able to sell them following an IPO. There is also no assurance that a meaningful trading market will develop for our publicly traded portfolio companies following an IPO to allow us to liquidate our position when we desire.

The securities of our portfolio companies may be subject to transfer restrictions following an IPO [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The securities of our portfolio companies may be subject to transfer restrictions following an IPO.

Following an IPO, the underlying securities of our portfolio companies may be subject to a contractual, regulatory or other post-IPO lockup period during which the securities may not be transferred. Although the Company expects that the underlying securities will not be subject to transfer restrictions at the time they are delivered to the Company, a post-IPO lockup period may delay delivery of the securities. The market price of the securities may decline, potentially significantly, during the lockup period. Accordingly, the value of the securities when they become transferable and are delivered to the Company may be materially lower than their value at the time of the IPO or at an earlier point during the lockup period. The Company generally will not be able to sell or otherwise dispose of the underlying securities during the period before they are delivered to the Company and may be unable to avoid losses resulting from declines in their value during that period.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk.

Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; (vi) difficulties in enforcing legal judgements in foreign courts; (vii) reduced levels of publicly available information concerning issuers; and (viii) difficulties in transaction settlement and the effect of this delay on shareholder equity. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by us.

Risks related to investing in securities traded on private secondary marketplaces [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks related to investing in securities traded on private secondary marketplaces.

We may utilize private secondary marketplaces to acquire investments for our portfolio. Investments in equity securities acquired through private secondary marketplaces typically involve purchasing shares from existing shareholders of private companies rather than directly from the private company itself. These transactions often require the consent of the issuer or its board of directors, and may be subject to rights of first refusal, transfer restrictions, or other limitations set forth in the issuer’s governing documents. As a result, our ability to acquire or dispose of such investments may be delayed or restricted, and there can be no assurance that proposed transactions will be completed on the terms originally negotiated or at all. In addition, settlement of such transactions may be prolonged, which could expose us to counterparty risk and market fluctuations during the interim period.

In secondary market transactions involving equity-related securities such as forwards, swaps, and other synthetic equity agreements, we typically seek exposure to private company stock through contractual arrangements with existing shareholders or counterparties rather than direct purchases from the issuer. These transactions may be subject to certain restrictions and limitations in the issuer’s governing documents. Settlement can involve administrative delays in updating shareholder records or, in the case of cash-settled instruments, reliance on counterparty performance. As a result, our ability to acquire or dispose of such investments may be delayed, uncertain, or dependent on third-party approvals.

When we purchase secondary shares, we may have little or no direct access to financial or other information from these portfolio companies. As a result, we will be dependent upon the relationships of our investment professionals to obtain the information necessary to perform research and due diligence, and to monitor our investments after they are made. There can be no assurance that our management team and investment professionals will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the portfolio companies with respect to which we invest through private secondary marketplaces could cause us to lose part or all of our investment in such companies, which would have a material and adverse effect on our NAV and results of operations.

In addition, while we believe the ability to trade on private secondary marketplaces provides valuable opportunities for liquidity, there can be no assurance that the portfolio companies with respect to which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for us to realize full value on our investment. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of a portfolio company, and may overstate its actual value, which may cause us to realize future capital losses on our investment in that portfolio company. If any of the foregoing were to occur, it would likely have a material and adverse effect on our NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks, which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Company as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Due to transfer restrictions and the illiquid nature of the Company’s investments, the Company may not be able to purchase or sell its investments when it determines to do so [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due to transfer restrictions and the illiquid nature of the Company’s investments, the Company may not be able to purchase or sell its investments when it determines to do so.

The Company’s investments are expected to be, (i) in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies and (ii) in SPVs, which invest in the equity securities of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of such securities, the Company may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Company may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Company completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority stockholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular portfolio company, the Company’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Company’s ability to liquidate its positions in these securities if it is unable to find buyers acceptable to its portfolio companies, or, where applicable, their stockholders. Such buyers may not be willing to purchase the Company’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Company. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Company due to the delay and uncertainty that these transfer and other limitations create.

Due to the illiquid nature of most of the Company’s investments, the Company may not be able to sell these securities at times when the Adviser deems it necessary to do so or at all. Due to the difficulty of assessing the Company’s NAV, the NAV for the Company’s shares may not fully reflect the illiquidity of its portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Company’s portfolio securities may trade and the Company’s particular portfolio at any given time.

We may not realize gains from our equity investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may not realize gains from our equity investments

We invest principally in the equity and equity-related securities of private late-stage AI Companies. However, the equity interests we acquire may not appreciate in value and, in fact, may decline in value.

In addition, the private company securities we acquire may be subject to drag-along rights, which could permit other stockholders, under certain circumstances, to force us to liquidate our position in a subject company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our portfolio companies from realizing liquidity events and impede our exit from these investments. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our equity investments unless and until the portfolio companies in which we invest become publicly traded. In addition, the portfolio companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on our investment.

The Company may enter into SAFEs with portfolio companies, which give the Company certain rights for future equity in such portfolio companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Company’s ability to receive portfolio company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE agreements, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement and may provide a right to the portfolio company to repurchase the Company’s future right to equity before a triggering event occurs. There is no guarantee that the Company will receive favorable terms when entering into a SAFE or that the Company will recover its investment in a portfolio company made under such agreement.

General SPV and Subsidiary Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV and Subsidiary Risks

Our investments may be made through SPVs and, from time to time, through one or more wholly owned or controlled Subsidiaries, including entities that are not registered under the 1940 Act. Investments through these structures may involve additional risks and expenses.

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering-related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager.

Subsidiaries, to the extent utilized, may be subject to risks associated with their structure and operations, including the risks that such entities are not subject to all of the protections of the 1940 Act and may incur additional expenses. There can be no assurance that the use of such Subsidiaries will not adversely affect our performance.

SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. These characteristics present additional risks for stockholders.

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business and will delay any distributions of gains, if any [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business and will delay any distributions of gains, if any.

Our investments will generally not be in publicly traded securities. Although we expect that some of our equity investments will trade on private secondary marketplaces, certain of the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, we can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any portfolio company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are traded on private secondary marketplaces, will make it difficult for us to sell such investments if the need arises. Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.

In addition, because we generally invest in equity and equity-related securities, with respect to the majority of our portfolio companies, we do not expect regular realization events, if any, to occur in the near term. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur.

Technology-related industries in which we invest are subject to risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology-related industries in which we invest are subject to risks

Technology-related industries in which we invest are subject to risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences, periodic downturns, regulatory concerns and litigation risks. The revenue, income (or losses), and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in technology-related sectors have historically decreased over their productive lives.

In addition, we expect our portfolio companies will face intense competition since their businesses are rapidly evolving, intensely competitive and subject to changing technology, shifting user needs and frequent introductions of new products and services. Potential competitors to our portfolio companies in the technology industry range from large and established companies to emerging start-ups. Further, such portfolio companies are, in many cases, subject to laws that were adopted prior to the advent of the Internet and related technologies and, as a result, may not contemplate or address the unique issues of the Internet and related technologies. The laws that do reference the Internet are being interpreted by the courts, but their applicability and scope remain uncertain. Claims have been threatened and filed under both U.S. and foreign laws for defamation, invasion of privacy and other tort claims, unlawful activity, copyright and trademark infringement, or other theories based on the nature and content of the materials searched and the ads posted by a company’s users, a company’s products and services, or content generated by a company’s users. Further, the growth of technology-related companies into a variety of new fields implicate a variety of new regulatory issues and may subject such companies to increased regulatory scrutiny, particularly in the United States and Europe. Any of these factors could materially and adversely affect the business and operations of a portfolio company in the technology industry and, in turn, adversely affect the value of these portfolio companies and the value of any securities that we may hold.

AI Companies in which we invest are subject to risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

AI Companies in which we invest are subject to risks

AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Company may be adversely affected by negative developments impacting those companies, industries or sectors.

In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Companies engaged in artificial intelligence-related activities could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. AI Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

AI Companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis.

We will not hold controlling equity interests in our portfolio companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will not hold controlling equity interests in our portfolio companies

We will not take controlling equity positions in our portfolio companies. As a result, we will be subject to the risk that a portfolio company may make business decisions with which we disagree, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to our interests. In addition, other stockholders, such as venture capital and private equity sponsors, that have substantial investments in our portfolio companies may have interests that differ from that of the portfolio company or its minority stockholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the portfolio company. Due to the lack of liquidity for the equity and equity-related investments that we will typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company or its substantial stockholders, and may therefore suffer a decrease in the value of our investments.

Reliance on portfolio company management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on portfolio company management

The day-to-day operations of the portfolio companies in which we will invest will be the responsibility of such portfolio company’s management team. We do not intend to seek representation on the board of directors of portfolio companies or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the companies in which we invest. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that the existing management team, or any successor, will be able to operate the company successfully, or in a way that is consistent with our investment objective. To the extent that the senior management of a portfolio company performs poorly, or if a key manager of a portfolio company terminates employment, our investment in such company could be adversely affected. There are many challenges faced by leaders of venture-funded private companies, including resignations or dismissals of senior executive officers and other top managers, disputes among investors and board members, regulatory hurdles, bad press, allegedly unethical or illegal business practices, competition from larger companies with better resources and experience, and management complicity in discrimination and hostile workplace environments on account of race or gender. Our returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals.

In addition, we will generally participate in the capital structure of the portfolio companies on the basis of financial projections for such portfolio companies. Projected operating results will normally be based in part on the judgment of the management of the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from corporate management, the Company may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.

Limited information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited information

Only limited information may be made available to us regarding our investments in potential portfolio companies. There generally will be little or no publicly available information regarding the status and prospects of the portfolio company. Investment decisions may depend on the ability to obtain relevant information from non-public sources, and we may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify. There is a risk that: (i) there are facts or circumstances pertaining to a portfolio company that the public (including us) are not aware of; and (ii) publicly available information concerning the a portfolio company upon which we rely may prove to be inaccurate, and, as a result of (i) or (ii), the investor may suffer a partial or complete loss on its investment.

No guarantee of future access to information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No guarantee of future access to information

Each portfolio company is under no obligation to furnish, or may generally resist providing, information to us with respect to its securities, and we may waive or have contractual limitations with respect to such securities. Exercise and use of any information rights with respect to the portfolio company will be at our sole discretion.

Contingent Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities

Our investments will be in private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of distributions previously made to us.

Risks Associated with the Transaction Structures in Which We Invest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with the Transaction Structures in Which We Invest

We may use a variety of structures to gain exposure to the economic benefits of stock ownership in underlying portfolio companies. The following sets out some of the risk factors associated with the structures of our investments.

Risks associated with Forward Security Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks associated with Forward Security Transactions

Forward shareholder performance

We may invest in contractual arrangements or prepaid “forward contracts” with respect to a potential portfolio company that involve institutional and individual shareholders (each, a “counterparty”), whereby such counterparties promise future delivery of such securities upon removal of transferability or other restrictions.

These may involve counterparty promises of future performances, including among other things, transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. We expect to enter into such arrangements only where the underlying securities will not be subject to transfer restrictions at the date of delivery. We anticipate that the forward contracts we enter into will be prepaid forwards, which entails an upfront payment of the purchase price by the purchasing party (in this case, us). Upon entering in such a transaction, we will make a single upfront payment representing the full purchase price of the applicable investment. We will not be required to make any additional payments, post margin, provide collateral or otherwise incur any future funding obligation in connection with the transaction.

Settlement of such prepaid forward contracts will occur only once the underlying securities become freely transferable or otherwise eligible for transfer following an IPO or other liquidity event. We do not expect issuer consent to waive transfer restrictions at the time of settlement. Settlement may involve delivery of the original securities, successor securities, publicly traded securities received in connection with an IPO or other liquidity event, cash merger consideration, or other assets distributed with respect to the underlying securities. We do not expect these forward contracts to be cash settled in the ordinary course.

Prior to settlement, we will remain subject to the risk that the counterparty may fail to perform its obligations under the applicable agreement, whether inadvertently, by operation of law, intentionally or fraudulently, which could adversely affect our performance. The counterparty’s obligations under such forward contracts will be to maintain ownership or control of the applicable underlying securities, refrain from transferring, selling, pledging or otherwise encumbering such securities, satisfy applicable costs and obligations associated with maintaining and transferring the securities, and deliver the securities to us or our custodian once the securities become freely transferable or otherwise eligible for transfer. The counterparty will also be required to take such additional actions as may be necessary to effect the transfer and to provide us with the economic benefit of any dividends, distributions, merger consideration or other proceeds attributable to the underlying securities in accordance with the applicable agreement. Our ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures we take to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

Individual counterparties

The Company may enter into forward contracts with individual rather than institutional counterparties. Such arrangements involve heightened risks, including the potential for increased difficulty enforcing contractual obligations, greater credit risk due to individuals’ more limited financial resources, and reduced liquidity or transferability of the contracts, which may limit the Company’s ability to exit positions. In addition, forward contracts with individuals may involve less standardized documentation, weaker operational safeguards, and a greater potential for disputes or regulatory challenges. Any of these factors could increase the likelihood of default or loss to the Company.

No direct relationship

In cases where we purchase a forward contract through a secondary marketplace, we may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty(ies). In such cases, we will not be direct beneficiaries of the portfolio company’s securities or related instruments. Instead, we would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Portfolio company may not be a party

In cases where we purchase a forward contract, because each underlying portfolio company may not have necessarily approved or endorsed the transaction, it offers no warranties or other promises as to the validity or value of thereof, and no promise that it will agree with, approve, or facilitate transfer of shares to us.

Complications may arise with respect to a corporate event

In cases where we purchase a forward contract, in the event of a public offering, sale, or other corporate event affecting a portfolio company, it could be complicated, uncertain, and require further legal review, negotiation, and other acts for us to work with brokers, transfer agents, and representatives of the portfolio company, its potential acquirer, and other parties.

Portfolio company may object

The portfolio company may not be a party to and may not have approved or been informed of the counterparty’s transactions with us, unless otherwise disclosed. The portfolio company may, upon learning of the counterparty’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing portfolio company’s securities, or seek redress or retaliation against counterparties, us, or others. Should the portfolio company object to the existence of the forward contract, it may take any number of steps to discourage or obstruct the transactions, including claiming that the counterparty transactions violate the portfolio company’s agreements, claiming causes of action against counterparties or us, defensive measures intended to discourage counterparties from selling the portfolio company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the portfolio company’s securities involved in our transactions. Should a portfolio company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A portfolio company may also object to use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving the portfolio company’s securities that occur as a result of forward transactions. Conversely, a portfolio company that does wish to endorse, approve, or participate in the transactions may face complex and costly regulatory requirements and exposure to risk for doing so, which could discourage it from approving or participating in the transaction.

Forward shareholder death, bankruptcy, or incapacity

Should a counterparty to a forward transaction die, become bankrupt, disabled, or no longer have legal capacity, it may not honor its contractual obligations with respect to its shares, and in some cases, may be relieved of such obligations.

Operation of law

Due to divorce, bankruptcy, or for other reasons, counterparties may be subject to court orders or other legal requirements affecting their shares that are inconsistent with their obligations to us.

Insurance

To mitigate some of the risks inherent in purchasing forward contracts, we may purchase insurance (at additional cost to us). To the extent we purchase insurance for a given forward transaction, such insurance may be inadequate, and coverage may be limited or denied due to (among other things) liability limits, exclusions, the scope and limitations of coverage, the good faith and compliance of the insurer in honoring claims, the performance of the pool in making claims, among other things. If transacting through a secondary market intermediary, we may not be direct beneficiaries of such insurance policy, and in those cases will have no direct right to make claims or enforce policy provisions. Instead, the third party itself would be the insured, and will pass along a share of any insurance proceeds to us. In the event any insurance policy expires, is terminated, or reaches its policy limits, we or the third party may or may not be able to secure a new underwriter on a commercially reasonable basis, even if we or the third party attempts to do so.

Forward shareholder performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward shareholder performance

We may invest in contractual arrangements or prepaid “forward contracts” with respect to a potential portfolio company that involve institutional and individual shareholders (each, a “counterparty”), whereby such counterparties promise future delivery of such securities upon removal of transferability or other restrictions.

These may involve counterparty promises of future performances, including among other things, transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. We expect to enter into such arrangements only where the underlying securities will not be subject to transfer restrictions at the date of delivery. We anticipate that the forward contracts we enter into will be prepaid forwards, which entails an upfront payment of the purchase price by the purchasing party (in this case, us). Upon entering in such a transaction, we will make a single upfront payment representing the full purchase price of the applicable investment. We will not be required to make any additional payments, post margin, provide collateral or otherwise incur any future funding obligation in connection with the transaction.

Settlement of such prepaid forward contracts will occur only once the underlying securities become freely transferable or otherwise eligible for transfer following an IPO or other liquidity event. We do not expect issuer consent to waive transfer restrictions at the time of settlement. Settlement may involve delivery of the original securities, successor securities, publicly traded securities received in connection with an IPO or other liquidity event, cash merger consideration, or other assets distributed with respect to the underlying securities. We do not expect these forward contracts to be cash settled in the ordinary course.

Prior to settlement, we will remain subject to the risk that the counterparty may fail to perform its obligations under the applicable agreement, whether inadvertently, by operation of law, intentionally or fraudulently, which could adversely affect our performance. The counterparty’s obligations under such forward contracts will be to maintain ownership or control of the applicable underlying securities, refrain from transferring, selling, pledging or otherwise encumbering such securities, satisfy applicable costs and obligations associated with maintaining and transferring the securities, and deliver the securities to us or our custodian once the securities become freely transferable or otherwise eligible for transfer. The counterparty will also be required to take such additional actions as may be necessary to effect the transfer and to provide us with the economic benefit of any dividends, distributions, merger consideration or other proceeds attributable to the underlying securities in accordance with the applicable agreement. Our ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures we take to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

Individual counterparties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Individual counterparties

The Company may enter into forward contracts with individual rather than institutional counterparties. Such arrangements involve heightened risks, including the potential for increased difficulty enforcing contractual obligations, greater credit risk due to individuals’ more limited financial resources, and reduced liquidity or transferability of the contracts, which may limit the Company’s ability to exit positions. In addition, forward contracts with individuals may involve less standardized documentation, weaker operational safeguards, and a greater potential for disputes or regulatory challenges. Any of these factors could increase the likelihood of default or loss to the Company.

No direct relationship [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No direct relationship

In cases where we purchase a forward contract through a secondary marketplace, we may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty(ies). In such cases, we will not be direct beneficiaries of the portfolio company’s securities or related instruments. Instead, we would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Portfolio company may not be a party [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio company may not be a party

In cases where we purchase a forward contract, because each underlying portfolio company may not have necessarily approved or endorsed the transaction, it offers no warranties or other promises as to the validity or value of thereof, and no promise that it will agree with, approve, or facilitate transfer of shares to us.

Complications may arise with respect to a corporate event [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complications may arise with respect to a corporate event

In cases where we purchase a forward contract, in the event of a public offering, sale, or other corporate event affecting a portfolio company, it could be complicated, uncertain, and require further legal review, negotiation, and other acts for us to work with brokers, transfer agents, and representatives of the portfolio company, its potential acquirer, and other parties.

Portfolio company may object [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio company may object

The portfolio company may not be a party to and may not have approved or been informed of the counterparty’s transactions with us, unless otherwise disclosed. The portfolio company may, upon learning of the counterparty’s transactions, take steps to invalidate or frustrate them, demand that we stop purchasing portfolio company’s securities, or seek redress or retaliation against counterparties, us, or others. Should the portfolio company object to the existence of the forward contract, it may take any number of steps to discourage or obstruct the transactions, including claiming that the counterparty transactions violate the portfolio company’s agreements, claiming causes of action against counterparties or us, defensive measures intended to discourage counterparties from selling the portfolio company’s securities to us, refusing to accept or process securities transfers, or claiming rights to rescind our transactions or trigger rights of refusal to purchase the portfolio company’s securities involved in our transactions. Should a portfolio company wish to prospectively discourage secondary transactions by us, it may adopt policies or securities-related documents that makes such transactions impractical. A portfolio company may also object to use of its name, intellectual property, or public or non-public information about it. A portfolio company may be under no obligation to approve or recognize transactions involving the portfolio company’s securities that occur as a result of forward transactions. Conversely, a portfolio company that does wish to endorse, approve, or participate in the transactions may face complex and costly regulatory requirements and exposure to risk for doing so, which could discourage it from approving or participating in the transaction.

Forward shareholder death, bankruptcy, or incapacity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward shareholder death, bankruptcy, or incapacity

Should a counterparty to a forward transaction die, become bankrupt, disabled, or no longer have legal capacity, it may not honor its contractual obligations with respect to its shares, and in some cases, may be relieved of such obligations.

Operation of law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operation of law

Due to divorce, bankruptcy, or for other reasons, counterparties may be subject to court orders or other legal requirements affecting their shares that are inconsistent with their obligations to us.

Insurance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance

To mitigate some of the risks inherent in purchasing forward contracts, we may purchase insurance (at additional cost to us). To the extent we purchase insurance for a given forward transaction, such insurance may be inadequate, and coverage may be limited or denied due to (among other things) liability limits, exclusions, the scope and limitations of coverage, the good faith and compliance of the insurer in honoring claims, the performance of the pool in making claims, among other things. If transacting through a secondary market intermediary, we may not be direct beneficiaries of such insurance policy, and in those cases will have no direct right to make claims or enforce policy provisions. Instead, the third party itself would be the insured, and will pass along a share of any insurance proceeds to us. In the event any insurance policy expires, is terminated, or reaches its policy limits, we or the third party may or may not be able to secure a new underwriter on a commercially reasonable basis, even if we or the third party attempts to do so.

Risks Associated with Investments in Private Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Investments in Private Funds

We may purchase units or shares of Private Funds to gain economic exposure to AI Companies. Investing through such structures carries additional risks, as detailed below.

General Private Fund risks

Our investments in Private Funds will require us to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. The incentive fees charged by certain Private Funds may create an incentive for a Private Fund’s manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee, creating a conflict of interest between the Private Fund, its manager, and its investors. Investments in Private Funds may be subject to other conflicts of interest. For example, managers may value assets in a manner that increases their compensation or allocate opportunities among affiliated funds in a way that is not favorable to the Company. These conflicts could adversely affect the performance of such Private Funds and, in turn, the Company’s investment results.

Private Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Funds may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by us when compared to unleveraged investments. For example, Private Funds need not have independent boards, do not require shareholder approval of advisory contracts, may utilize leverage and may engage in joint transactions with affiliates. These characteristics present additional risks for our stockholders.

Private Funds purchased at a discount

Certain investments, including interests in Private Funds or other securities, that we purchase at a discount on secondary marketplaces will be marked up to the most recent NAV reported by the manager of the underlying Private Fund when the Company next determines its NAV, resulting in unrealized gains. Such unrealized gains will increase the Company’s NAV and performance by the difference between the most recent NAV reported by the manager of the underlying Private Fund and the negotiated purchase price. Any gains later realized upon sale or exchange of the investments may be subject to U.S. income taxes, even absent corresponding economic profits.

No audited financials

A Private Fund may not provide audited financials to us. In the absence of audited financials, we will not have an independent third party verifying financial statements and reports.

Complex fee structures

Investments in Private Funds expose the Company to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Company’s overall investment in such Private Funds declines in value, which could reduce the Company’s returns to shareholders below what they would otherwise be if the Company had invested through a different structure.

Limited liquidity of Private Fund interests

No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency. In addition, we will not have the right to withdraw or transfer any amount of our investment in a Private Fund without the prior consent of its manager, which consent may be withheld for any or no reason. As a result, we may need to hold the Private Fund interest indefinitely.

Management of a Private Fund

We will have no right or power to take part in the management of a Private Fund. Accordingly, we will have no opportunity to control the day-to-day operations, including investment and disposition decisions, of the underlying Private Fund. We may have challenges monitoring the operations and performance of the Private Fund. We may not have access to updated information on the valuations of the Private Fund’s underlying holdings and the fair valuation procedures that the manager of the Private Fund uses to determine the Private Fund’s net asset value. We will not receive the detailed financial information issued by the underlying portfolio company(ies) that may be available to the manager of the Private Fund. Accordingly, in purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager.

Risk inherent in reliance on a third party manager

The manager of a Private Fund may make decisions which result in a loss for the Private Fund and consequently impair our financial results. There can be no assurance that a Private Fund’s manager will make decisions that improve the Private Fund’s performance or lead to a profitable outcome for us.

Litigation risks

Private Funds are subject to a variety of litigation risks. In the event of a dispute arising from any activities relating to the operation of a Private Fund it is possible that the Private Fund, its manager, the Private Fund’s members, and persons associated or affiliated with such parties may be named as defendants. Under most circumstances, the Private Fund will indemnify its manager and their personnel against any costs they incur in connection with such disputes. Beyond direct costs, such disputes may adversely affect a Private Fund in a variety of other ways, including by distracting the manager and harming relationships between the Private Fund and its portfolio companies or other investors in such portfolio companies.

Recourse to the Private Fund’s assets

A Private Fund’s assets, including any investments made by the Private Fund and the portfolio companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund. If the Private Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Private Fund’s assets generally and will not be limited to any particular assets, such as the asset representing the investment giving rise to the liability. Accordingly, we could find our interest in a Private Fund’s assets adversely affected by a liability arising out of an investment of such Private Fund.

General Private Fund risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Private Fund risks

Our investments in Private Funds will require us to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees we pay to invest in a Private Fund may be higher than if the manager of the Private Fund managed our assets directly. The incentive fees charged by certain Private Funds may create an incentive for a Private Fund’s manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee, creating a conflict of interest between the Private Fund, its manager, and its investors. Investments in Private Funds may be subject to other conflicts of interest. For example, managers may value assets in a manner that increases their compensation or allocate opportunities among affiliated funds in a way that is not favorable to the Company. These conflicts could adversely affect the performance of such Private Funds and, in turn, the Company’s investment results.

Private Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Private Funds may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by us when compared to unleveraged investments. For example, Private Funds need not have independent boards, do not require shareholder approval of advisory contracts, may utilize leverage and may engage in joint transactions with affiliates. These characteristics present additional risks for our stockholders.

Private Funds purchased at a discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds purchased at a discount

Certain investments, including interests in Private Funds or other securities, that we purchase at a discount on secondary marketplaces will be marked up to the most recent NAV reported by the manager of the underlying Private Fund when the Company next determines its NAV, resulting in unrealized gains. Such unrealized gains will increase the Company’s NAV and performance by the difference between the most recent NAV reported by the manager of the underlying Private Fund and the negotiated purchase price. Any gains later realized upon sale or exchange of the investments may be subject to U.S. income taxes, even absent corresponding economic profits.

No audited financials [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No audited financials

A Private Fund may not provide audited financials to us. In the absence of audited financials, we will not have an independent third party verifying financial statements and reports.

Complex fee structures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complex fee structures

Investments in Private Funds expose the Company to complex fees structures, including performance-based compensation, which differ from fee structures permitted for registered funds. These fees may be assessed even if the Company’s overall investment in such Private Funds declines in value, which could reduce the Company’s returns to shareholders below what they would otherwise be if the Company had invested through a different structure.

Limited liquidity of Private Fund interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited liquidity of Private Fund interests

No market for the interests in a Private Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Private Fund, even in an emergency. In addition, we will not have the right to withdraw or transfer any amount of our investment in a Private Fund without the prior consent of its manager, which consent may be withheld for any or no reason. As a result, we may need to hold the Private Fund interest indefinitely.

Management of a Private Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management of a Private Fund

We will have no right or power to take part in the management of a Private Fund. Accordingly, we will have no opportunity to control the day-to-day operations, including investment and disposition decisions, of the underlying Private Fund. We may have challenges monitoring the operations and performance of the Private Fund. We may not have access to updated information on the valuations of the Private Fund’s underlying holdings and the fair valuation procedures that the manager of the Private Fund uses to determine the Private Fund’s net asset value. We will not receive the detailed financial information issued by the underlying portfolio company(ies) that may be available to the manager of the Private Fund. Accordingly, in purchasing a Private Fund interest, we entrust all aspects of the management of the Private Fund to its manager.

Risk inherent in reliance on a third party manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk inherent in reliance on a third party manager

The manager of a Private Fund may make decisions which result in a loss for the Private Fund and consequently impair our financial results. There can be no assurance that a Private Fund’s manager will make decisions that improve the Private Fund’s performance or lead to a profitable outcome for us.

Litigation risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation risks

Private Funds are subject to a variety of litigation risks. In the event of a dispute arising from any activities relating to the operation of a Private Fund it is possible that the Private Fund, its manager, the Private Fund’s members, and persons associated or affiliated with such parties may be named as defendants. Under most circumstances, the Private Fund will indemnify its manager and their personnel against any costs they incur in connection with such disputes. Beyond direct costs, such disputes may adversely affect a Private Fund in a variety of other ways, including by distracting the manager and harming relationships between the Private Fund and its portfolio companies or other investors in such portfolio companies.

Recourse to the Private Fund’s assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Private Fund’s assets

A Private Fund’s assets, including any investments made by the Private Fund and the portfolio companies held by the Private Fund, are available to satisfy all liabilities and other obligations of the Private Fund. If the Private Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Private Fund’s assets generally and will not be limited to any particular assets, such as the asset representing the investment giving rise to the liability. Accordingly, we could find our interest in a Private Fund’s assets adversely affected by a liability arising out of an investment of such Private Fund.

General Market and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Market and Regulatory Risks

Adverse market conditions may have a material adverse impact on the Company’s portfolio companies and the Company’s returns.

The value of the securities in which the Company invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Company’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Company to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Company.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Company and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the recent hostilities between Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Company invests in securities of issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Company’s investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Company and companies in which it invests. For example, if a bank in which the Company or a portfolio company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Company or portfolio company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a portfolio company fails, the portfolio company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by portfolio companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the portfolio companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Company and portfolio companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Company and its portfolio companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Company’s investments, it is clear that these types of events will impact the Company and the issuers in which it invests. The issuers in which the Company invests could be significantly impacted by emerging events and uncertainty of this type, and the Company will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Company to suffer a loss of any or all of its investments or interest thereon. The Company will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Company invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

The United States has recently enacted and proposed to enact significant new tariffs, which may adversely affect the business of the Company’s portfolio companies.

The United States has recently enacted, and proposed to enact, significant new tariffs. Additionally, the new presidential administration has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Company’s portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Company’s business.

Legal and regulatory risks

Government counterparties may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting its operations, separate from any contractual rights it may have. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of our investments.

We may seek to acquire a significant stake in certain securities or instruments and may invest in certain sectors that are subject to special regulatory oversight. In such event, we may be required to file a notification with a governmental agency, seek regulatory approval or comply with other regulatory requirements. These requirements may result in a delay in, or prohibit, the acquisition of an investment. Compliance with regulatory requirements may result in additional costs to us. Such restrictions may also restrict or delay our ability to liquidate an investment.

Investment and trading risks

All investments risk the loss of capital. No guarantee or representation is made that our investment program will be successful. There is no assurance that we will be able to generate positive returns for our investors or that the returns will be commensurate with the risks of investing in companies, securities and instruments and strategies described in this prospectus. There can be no assurance that our returns will not be correlated with a traditional portfolio of stocks or bonds. Our investment program may utilize such investment techniques as leverage and limited diversification, which practices can, in certain circumstances, magnify the adverse impact of market moves to which we may be subject or cause our net assets to appreciate or depreciate at a greater rate. We may invest in highly volatile securities or markets, which could impair our profitability or result in losses.

Adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults, or non-performance by financial institutions, could adversely affect our portfolio companies’ current and projected business, financial condition and results of operations and result in a decline in the valuation of our investments.

Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems

Adverse market conditions may have a material adverse impact on the Company’s portfolio companies and the Company’s returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adverse market conditions may have a material adverse impact on the Company’s portfolio companies and the Company’s returns.

The value of the securities in which the Company invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rate changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Company’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks, or pandemics. Rapid or unexpected changes in market conditions could cause the Company to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs, and significantly lower interest rates. These actions may result in significant expansion of public debt and greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political, social and economic uncertainty risks could have a material adverse effect on the Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political, social and economic uncertainty risks could have a material adverse effect on the Company.

Social, political, economic, and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments, and other systems, including the financial markets, to which the Company and the issuers in which it invests are exposed. As global systems, economies, and financial markets are increasingly interconnected, events that once had only local impacts are now more likely to have regional or even global effects. Events that occur in one country, region, or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives, and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less, or different governmental regulation and supervision of the securities markets and market participants and increased, decreased, or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls, and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel and Iran and Israel in the Middle East. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and the recent hostilities between Israel and Iran and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies, including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas, and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Company invests in securities of issuers located in Russia, Ukraine, Israel, and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Company’s investments.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Company and companies in which it invests. For example, if a bank in which the Company or a portfolio company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Company or portfolio company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility, and/or other services to a portfolio company fails, the portfolio company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by portfolio companies remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services, or result in the portfolio companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Company and portfolio companies, both from market conditions and potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, due to developments in the banking industry or otherwise (including because of delayed access to cash or credit facilities), could have an adverse impact on the Company and its portfolio companies.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Company’s investments, it is clear that these types of events will impact the Company and the issuers in which it invests. The issuers in which the Company invests could be significantly impacted by emerging events and uncertainty of this type, and the Company will be negatively impacted if the value of its portfolio holdings decreases as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Company to suffer a loss of any or all of its investments or interest thereon. The Company will also be negatively affected if the operations and effectiveness of the Adviser, its affiliates, the issuers in which the Company invests, or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

The United States has recently enacted and proposed to enact significant new tariffs, which may adversely affect the business of the Company’s portfolio companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The United States has recently enacted and proposed to enact significant new tariffs, which may adversely affect the business of the Company’s portfolio companies.

The United States has recently enacted, and proposed to enact, significant new tariffs. Additionally, the new presidential administration has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Company’s portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Company’s business.

Legal and regulatory risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and regulatory risks

Government counterparties may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting its operations, separate from any contractual rights it may have. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of our investments.

We may seek to acquire a significant stake in certain securities or instruments and may invest in certain sectors that are subject to special regulatory oversight. In such event, we may be required to file a notification with a governmental agency, seek regulatory approval or comply with other regulatory requirements. These requirements may result in a delay in, or prohibit, the acquisition of an investment. Compliance with regulatory requirements may result in additional costs to us. Such restrictions may also restrict or delay our ability to liquidate an investment.

Investment and trading risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and trading risks

All investments risk the loss of capital. No guarantee or representation is made that our investment program will be successful. There is no assurance that we will be able to generate positive returns for our investors or that the returns will be commensurate with the risks of investing in companies, securities and instruments and strategies described in this prospectus. There can be no assurance that our returns will not be correlated with a traditional portfolio of stocks or bonds. Our investment program may utilize such investment techniques as leverage and limited diversification, which practices can, in certain circumstances, magnify the adverse impact of market moves to which we may be subject or cause our net assets to appreciate or depreciate at a greater rate. We may invest in highly volatile securities or markets, which could impair our profitability or result in losses.

Adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults, or non-performance by financial institutions, could adversely affect our portfolio companies’ current and projected business, financial condition and results of operations and result in a decline in the valuation of our investments.

Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems

Risks Related to Investing in the Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investing in the Company

Difficulty of asset valuations or appraisals

We hold investments that are not listed on any stock exchange and/or which may be illiquid without a readily independent market valuation. We are required to fair value such investments and expect to conduct our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines are necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, we will ultimately be responsible for the valuation of such assets notwithstanding the assistance from an independent third party provider.

Indemnification

We may have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Company.

Potential conflicts of interest

Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with our interests and the interests of our shareholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in our shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.

The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Certain members of the Adviser’s investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as we do, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of the Adviser and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. In serving in these multiple capacities, they may have obligations to other investors in those entities, the fulfillment of which may not be in the best interests of us or our shareholders. These activities also may distract them from sourcing or servicing new investment opportunities for us or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.

Possession of Material Non-Public Information

The investment team of the Adviser may have access to material nonpublic information of portfolio companies in which we invest. In the event that we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on our ability to achieve our investment objective.

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Portfolio Company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated companies like ours rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

Difficulty of asset valuations or appraisals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of asset valuations or appraisals

We hold investments that are not listed on any stock exchange and/or which may be illiquid without a readily independent market valuation. We are required to fair value such investments and expect to conduct our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines are necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, we will ultimately be responsible for the valuation of such assets notwithstanding the assistance from an independent third party provider.

Indemnification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification

We may have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Company.

Potential conflicts of interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential conflicts of interest

Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with our interests and the interests of our shareholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in our shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.

The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Certain members of the Adviser’s investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as we do, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of the Adviser and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. In serving in these multiple capacities, they may have obligations to other investors in those entities, the fulfillment of which may not be in the best interests of us or our shareholders. These activities also may distract them from sourcing or servicing new investment opportunities for us or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.

Possession of Material Non-Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possession of Material Non-Public Information

The investment team of the Adviser may have access to material nonpublic information of portfolio companies in which we invest. In the event that we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on our ability to achieve our investment objective.

Our ability to enter into transactions with our affiliates is restricted [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Portfolio Company without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated companies like ours rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price.

Risks Related to the Listing of Our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Listing of Our Shares

Our stock price may be volatile, and could decline significantly and rapidly.

If the trading price of our shares of common stock is above the level that investors determine is reasonable, some investors may attempt to short our shares after trading begins, which would create additional downward pressure on the trading price of our shares, and there will be more ability for such investors to short our shares in early trading than is typical for an underwritten public offering given the limited amount of contractual lock-up agreements or other restrictions on transfer.

The trading price of our shares of common stock following the listing also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;
●	the number of shares of our common stock made available for trading;
●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;
●	changes in our projected operating and financial results;
●	future sales of our shares of common stock by us or our stockholders;
●	changes in our Board, senior management, or key personnel;
●	the trading volume of our shares of common stock;
●	general economic and market conditions; and
●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our shares of common stock may not develop or be sustained. You may be unable to sell your shares at or above the price at which you purchased them.

We have applied to list our shares of common stock on NYSE immediately following the effectiveness of this Registration Statement on Form N-2. We will obtain approval from the NYSE to list the shares of our common stock prior to seeking effectiveness of this Registration Statement. Prior to listing on NYSE, there has been no public market for our shares. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Company has no specific plans to sell shares in the public market following the listing. It is possible that CCM’s sale of our common stock will result in an oversupply of our common stock on NYSE, which may cause the price of our shares to decrease. In the case of a lack of demand for our common stock, the trading price of our shares could decline significantly and rapidly after our listing. In the case of a lack of supply of our shares, the trading price of our shares may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our shares if they are unable to purchase a block of our shares in the open market in a sufficient size for their investment objectives. If institutional investors are unable to purchase our shares in a sufficient amount for their investment objectives, the market for our shares may be more volatile without the influence of long-term institutional investors holding significant amounts of our shares. Therefore, an active, liquid, and orderly trading market for our shares may not initially develop or be sustained, which could significantly depress the trading price of our shares and/or result in significant volatility, which could affect your ability to sell your shares

Our stock price may be volatile, and could decline significantly and rapidly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our stock price may be volatile, and could decline significantly and rapidly.

If the trading price of our shares of common stock is above the level that investors determine is reasonable, some investors may attempt to short our shares after trading begins, which would create additional downward pressure on the trading price of our shares, and there will be more ability for such investors to short our shares in early trading than is typical for an underwritten public offering given the limited amount of contractual lock-up agreements or other restrictions on transfer.

The trading price of our shares of common stock following the listing also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;
●	the number of shares of our common stock made available for trading;
●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;
●	changes in our projected operating and financial results;
●	future sales of our shares of common stock by us or our stockholders;
●	changes in our Board, senior management, or key personnel;
●	the trading volume of our shares of common stock;
●	general economic and market conditions; and
●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our shares of common stock may not develop or be sustained. You may be unable to sell your shares at or above the price at which you purchased them.

We have applied to list our shares of common stock on NYSE immediately following the effectiveness of this Registration Statement on Form N-2. We will obtain approval from the NYSE to list the shares of our common stock prior to seeking effectiveness of this Registration Statement. Prior to listing on NYSE, there has been no public market for our shares. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Company has no specific plans to sell shares in the public market following the listing. It is possible that CCM’s sale of our common stock will result in an oversupply of our common stock on NYSE, which may cause the price of our shares to decrease. In the case of a lack of demand for our common stock, the trading price of our shares could decline significantly and rapidly after our listing. In the case of a lack of supply of our shares, the trading price of our shares may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our shares if they are unable to purchase a block of our shares in the open market in a sufficient size for their investment objectives. If institutional investors are unable to purchase our shares in a sufficient amount for their investment objectives, the market for our shares may be more volatile without the influence of long-term institutional investors holding significant amounts of our shares. Therefore, an active, liquid, and orderly trading market for our shares may not initially develop or be sustained, which could significantly depress the trading price of our shares and/or result in significant volatility, which could affect your ability to sell your shares

Risks Related to Our Securities and This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Securities and This Offering

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our Shares will not decline below our NAV per share.

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at, or below our NAV per share. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms, or (4) under such circumstances as the SEC may permit.

If we issue preferred stock, the NAV and market value of our shares will likely become more volatile.

We cannot assure you that the issuance of preferred stock would result in a higher yield or return to our stockholders. The issuance of preferred stock would likely cause the NAV and market value of our common stock to become more volatile. If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of our common stock would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of our common stock than if we had not issued preferred stock. Any decline in the NAV of our investments would be borne entirely by the holders of our common stock. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our common stock than if we were not leveraged through the issuance of preferred stock. This greater NAV decrease would also tend to cause a greater decline in the market price for our common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings, if any, on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the holders of our common stock would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock.

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our Shares will not decline below our NAV per share [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our Shares will not decline below our NAV per share.

Common stock of closed-end management investment companies have in the past frequently traded at discounts to their respective NAVs and our common stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our common stock will trade above, at, or below our NAV per share. In addition, if our common stock trades below our NAV per share, we will generally not be able to sell additional common stock to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms, or (4) under such circumstances as the SEC may permit.

If we issue preferred stock, the NAV and market value of our shares will likely become more volatile [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we issue preferred stock, the NAV and market value of our shares will likely become more volatile.

We cannot assure you that the issuance of preferred stock would result in a higher yield or return to our stockholders. The issuance of preferred stock would likely cause the NAV and market value of our common stock to become more volatile. If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of our common stock would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of our common stock than if we had not issued preferred stock. Any decline in the NAV of our investments would be borne entirely by the holders of our common stock. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our common stock than if we were not leveraged through the issuance of preferred stock. This greater NAV decrease would also tend to cause a greater decline in the market price for our common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings, if any, on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the holders of our common stock would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock.

Risks Related to Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Leverage

We may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our shareholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments.

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets (including assets purchased with borrowed funds, if any), which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common shareholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to shares of our common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

We may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our shareholders. If the value of our assets decreases, leverage would cause our NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments.

Our ability to service any borrowings that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, the Management Fee will be payable based on our average gross assets (including assets purchased with borrowed funds, if any), which may give our Adviser an incentive to use leverage to make additional investments. The amount of leverage that we employ will depend on our Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us, which could affect our return on capital.

In addition to having fixed-dollar claims on our assets that are superior to the claims of our common shareholders, obligations to lenders may be secured by a first priority security interest in our portfolio of investments and cash.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders. Furthermore, if we issue senior securities, we will be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, such stock would rank “senior” to shares of our common stock, preferred stockholders would have separate voting rights on certain matters and have other rights, preferences and privileges more favorable than those of our stockholders, and we could be required to delay, defer or prevent a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.

We are not generally able to issue and sell our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell our common stock at a price below the then current NAV per share if the Board determines that such sale is in our best interests and a majority of our stockholders approves such sale. In addition, we may generally issue additional shares of common stock at a price below NAV in rights offerings to existing stockholders, in payment of dividends and in certain other limited circumstances. If we raise additional funds by issuing more common stock, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Risks Related to U.S. Federal Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to U.S. Federal Income Tax

We will be subject to U.S. federal income tax imposed at corporate rates if we do not qualify as a RIC under Subchapter M of the Code.

While we intend to operate so as to qualify to be taxed as a RIC, no assurance can be given that we will be able to qualify for or maintain our RIC tax treatment. As a RIC, we generally will not be subject to U.S. federal income tax on our investment company taxable income and net capital gains that we timely distribute (or are treated as distributing) to shareholders. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our shareholders, which may reduce our cash flows. To qualify as a RIC under the Code, we must meet several requirements, including the following annual distribution, source of income and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

The annual distribution requirement for a RIC will be satisfied if we timely distribute (or are deemed to distribute) to our shareholders on an annual basis at least the sum of (i) 90% of our “investment company taxable income,” which is generally our net ordinary income plus the excess, if any, of realized net short term capital gains over realized net long term capital losses, and (ii) 90% of our net tax-exempt income for that taxable year. In addition, a RIC may, in certain cases, satisfy this annual distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillback dividend” provisions of Subchapter M. For U.S. federal income tax purposes, we may be required to recognize taxable income in some circumstances in which we do not receive a corresponding payment in cash and to make distributions with respect to such income to maintain our tax treatment as a RIC and/or minimize corporate-level U.S. federal income or excise tax, described below. Under such circumstances, we may have difficulty satisfying the distribution requirements described above necessary to maintain RIC tax treatment under the Code. As a result, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment.

The source of income requirement will be satisfied if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

The asset diversification requirements will be satisfied if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities or any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships.”

Further, to avoid the imposition of a nondeductible 4% U.S. federal excise tax, we must distribute (or be treated as distributing) in each calendar year an amount at least equal to the sum of:

●	98% of our net ordinary income, excluding certain ordinary gains and losses, recognized during a calendar year;
●	98.2% of our capital gain net income, adjusted for certain ordinary gains and losses, recognized for the twelve-month period ending on October 31 of such calendar year; and
●	100% of any ordinary income and capital gain net income that we recognized in preceding years, but were not distributed in such years, and on which we paid no U.S. federal income tax.

While we intend to distribute substantially all of our income and capital gains to minimize exposure to U.S. federal income and excise tax, we may not be able to, or may not choose to, distribute amounts sufficient to avoid the imposition of the tax entirely.

To the extent that we do not qualify as a RIC, we would be subject to U.S. federal income tax on our income and gains imposed at corporate rates. We would not be able to deduct distributions to our shareholders, nor would they be required to be made. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax imposed at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.

RIC distribution requirements could adversely affect our liquidity and may force us to borrow funds during unfavorable market conditions.

We intend to make distributions to investors to comply with the requirements of the Code for maintaining RIC status and to minimize or eliminate our corporate income tax obligation to the extent consistent with our business objectives. Our cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, limitations on interest expense and net operating loss deductibility, or required debt service or amortization payments. In order to maintain our RIC status and to meet the RIC distribution requirements for tax purposes, we may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. The insufficiency our cash flows to cover our distribution requirements could have an adverse impact on our ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain our RIC status.

Complying with RIC requirements for tax purposes may cause us to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a RIC, we must continually satisfy tests concerning, among other things, the sources of our income, the nature and diversification of our assets and the amounts that we distribute to our investors. Thus, compliance with the RIC requirements for tax purposes may, for instance, hinder our ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to us and our investors, or may require us to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder our investment performance. These actions could have the effect of reducing our income and amounts available for distribution to investors.

Revocation of our qualification for taxation as a RIC may cause adverse consequences to investors.

The Board may revoke or otherwise terminate our RIC status election, without the approval of investors, if it determines that it is no longer in our best interest to qualify for taxation as a RIC. If we cease to maintain our RIC status we will not be allowed a deduction for dividends paid to investors in computing our taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on our total return to investors.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.

Some of the income and fees that we may recognize will not satisfy the source of income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may be required to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be required to pay U.S. federal income tax imposed at corporate rates on their earnings, which ultimately will reduce our return on such income and fees.

If we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While we anticipate that we will constitute a publicly offered RIC, there can be no assurance that we will in fact so qualify for any of our taxable years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of the base management fee paid to the Adviser and certain of our other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning after 2017, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how tax reform legislation will affect us or our stockholders.

Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us or our stockholders. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect us and our stockholders. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals.

We will be subject to U.S. federal income tax imposed at corporate rates if we do not qualify as a RIC under Subchapter M of the Code [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will be subject to U.S. federal income tax imposed at corporate rates if we do not qualify as a RIC under Subchapter M of the Code.

While we intend to operate so as to qualify to be taxed as a RIC, no assurance can be given that we will be able to qualify for or maintain our RIC tax treatment. As a RIC, we generally will not be subject to U.S. federal income tax on our investment company taxable income and net capital gains that we timely distribute (or are treated as distributing) to shareholders. We will be subject to U.S. federal income tax imposed at corporate rates on any income or gains that we do not timely distribute (or are deemed to distribute) to our shareholders, which may reduce our cash flows. To qualify as a RIC under the Code, we must meet several requirements, including the following annual distribution, source of income and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

The annual distribution requirement for a RIC will be satisfied if we timely distribute (or are deemed to distribute) to our shareholders on an annual basis at least the sum of (i) 90% of our “investment company taxable income,” which is generally our net ordinary income plus the excess, if any, of realized net short term capital gains over realized net long term capital losses, and (ii) 90% of our net tax-exempt income for that taxable year. In addition, a RIC may, in certain cases, satisfy this annual distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillback dividend” provisions of Subchapter M. For U.S. federal income tax purposes, we may be required to recognize taxable income in some circumstances in which we do not receive a corresponding payment in cash and to make distributions with respect to such income to maintain our tax treatment as a RIC and/or minimize corporate-level U.S. federal income or excise tax, described below. Under such circumstances, we may have difficulty satisfying the distribution requirements described above necessary to maintain RIC tax treatment under the Code. As a result, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment.

The source of income requirement will be satisfied if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities.

The asset diversification requirements will be satisfied if, at the end of each quarter of our taxable year:

●	At least 50% of the value of our total assets consists of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other securities, provided that such other securities or any one issuer do not represent more than 5% of the value of our total assets or more than 10% of the outstanding voting securities of the issuer; and
●	No more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships.”

Further, to avoid the imposition of a nondeductible 4% U.S. federal excise tax, we must distribute (or be treated as distributing) in each calendar year an amount at least equal to the sum of:

●	98% of our net ordinary income, excluding certain ordinary gains and losses, recognized during a calendar year;
●	98.2% of our capital gain net income, adjusted for certain ordinary gains and losses, recognized for the twelve-month period ending on October 31 of such calendar year; and
●	100% of any ordinary income and capital gain net income that we recognized in preceding years, but were not distributed in such years, and on which we paid no U.S. federal income tax.

While we intend to distribute substantially all of our income and capital gains to minimize exposure to U.S. federal income and excise tax, we may not be able to, or may not choose to, distribute amounts sufficient to avoid the imposition of the tax entirely.

To the extent that we do not qualify as a RIC, we would be subject to U.S. federal income tax on our income and gains imposed at corporate rates. We would not be able to deduct distributions to our shareholders, nor would they be required to be made. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax imposed at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.

RIC distribution requirements could adversely affect our liquidity and may force us to borrow funds during unfavorable market conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC distribution requirements could adversely affect our liquidity and may force us to borrow funds during unfavorable market conditions.

We intend to make distributions to investors to comply with the requirements of the Code for maintaining RIC status and to minimize or eliminate our corporate income tax obligation to the extent consistent with our business objectives. Our cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, limitations on interest expense and net operating loss deductibility, or required debt service or amortization payments. In order to maintain our RIC status and to meet the RIC distribution requirements for tax purposes, we may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. The insufficiency our cash flows to cover our distribution requirements could have an adverse impact on our ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain our RIC status.

Complying with RIC requirements for tax purposes may cause us to forego otherwise attractive opportunities or to liquidate otherwise attractive investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complying with RIC requirements for tax purposes may cause us to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a RIC, we must continually satisfy tests concerning, among other things, the sources of our income, the nature and diversification of our assets and the amounts that we distribute to our investors. Thus, compliance with the RIC requirements for tax purposes may, for instance, hinder our ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to us and our investors, or may require us to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder our investment performance. These actions could have the effect of reducing our income and amounts available for distribution to investors.

Revocation of our qualification for taxation as a RIC may cause adverse consequences to investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Revocation of our qualification for taxation as a RIC may cause adverse consequences to investors.

The Board may revoke or otherwise terminate our RIC status election, without the approval of investors, if it determines that it is no longer in our best interest to qualify for taxation as a RIC. If we cease to maintain our RIC status we will not be allowed a deduction for dividends paid to investors in computing our taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on our total return to investors.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.

Some of the income and fees that we may recognize will not satisfy the source of income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may be required to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be required to pay U.S. federal income tax imposed at corporate rates on their earnings, which ultimately will reduce our return on such income and fees.

If we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we are not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While we anticipate that we will constitute a publicly offered RIC, there can be no assurance that we will in fact so qualify for any of our taxable years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. shareholder’s allocable share of the base management fee paid to the Adviser and certain of our other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning after 2017, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

We cannot predict how tax reform legislation will affect us or our stockholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We cannot predict how tax reform legislation will affect us or our stockholders.

Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us or our stockholders. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect us and our stockholders. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 California Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
Contact Personnel Name	Edward Leathers
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	All shares of our common stock will have equal rights as to earnings, assets, voting, and distributions and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	Prior to issuance of shares of each class or series, our Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

[1]
(1)

Under the Investment Advisory Agreement, we will pay the Adviser a Management Fee, payable quarterly, in an amount equal to an annualized rate of 2.00% of our average gross assets (including assets purchased with borrowed funds, if any), measured as of the end of the two most recently completed calendar quarters. See “MANAGEMENT — Investment Advisory Agreement.” The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).

[2]
(2)	The Company does not intend to borrow for investment purposes during the first 12 months following the effectiveness of this registration statement.

[3]
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

[4]
(4)	Other Expenses includes accounting, legal and auditing fees of the Company, organizational and offering costs, expenses related to the Company’s dividend reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the independent directors. We based these expenses on estimated amounts for the Company’s initial fiscal year.